As filed with the Securities and Exchange Commission on May 31, 2018

Securities Act File No. 333-171987
Investment Company Act File No. 811-22524

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 72	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 73	X

(Check appropriate box or boxes.)

PRECIDIAN ETFs TRUST
 (Exact Name of Registrant as Specified in Charter)

350 Main St., Suite 9
Bedminster, New Jersey 07921

(Address of Principal Executive Offices) (Zip Code)

Registrant's telephone number, including area code: (908) 781-0560

Mark Criscitello
Precidian Funds LLC
350 Main St., Suite 9
Bedminster, New Jersey 07921

(Name and Address of Agent for Service)

With copies to:

Michael W. Mundt, Esq.
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W., Suite 500
Washington, DC  20036-2652

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X] On June 25, 2018 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment to the Registrant's Registration Statement on Form N-1A relates only to the prospectus and statement of additional information of the Anheuser-Busch InBev SA/NV ADRPLUS Fund, AstraZeneca PLC ADRPLUS Fund, Banco Santander, S.A. ADRPLUS Fund, BP P.L.C. ADRPLUS Fund, British American Tobacco p.l.c. ADRPLUS Fund, Diageo plc ADRPLUS Fund, GlaxoSmithKline plc ADRPLUS Fund, HSBC Holdings Plc ADRPLUS Fund, Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund, Novartis AG ADRPLUS Fund, Novo Nordisk A/S (B Shares) ADRPLUS Fund, Royal Dutch Shell plc (Class A) ADRPLUS Fund, Royal Dutch Shell plc (Class B) ADRPLUS Fund, Sanofi ADRPLUS Fund, SAP AG ADRPLUS Fund, Total S.A. ADRPLUS Fund, Toyota Motor Corporation ADRPLUS Fund and Vodafone Group Plc ADRPLUS Fund. Part C of the Registrant's Post-Effective Amendment No. 49, filed on June 14, 2017, is incorporated herein by reference.

The prospectus and statement of additional information for the other series of the Registrant are not changed by the filing of this Post-Effective Amendment.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Preliminary Prospectus Subject to Change Dated  May 31, 2018
Prospectus
Precidian ETFs Trust
Precidian ETFs Trust ("Trust") is a registered investment company consisting of separate investment portfolios called "Funds." This Prospectus relates solely to the following Funds:
Name	Ticker Symbol
Anheuser-Busch InBev SA/NV ADRPLUS Fund	[ ]
AstraZeneca PLC ADRPLUS Fund	[ ]
Banco Santander, S.A. ADRPLUS Fund	[ ]
BP P.L.C. ADRPLUS Fund	[ ]
British American Tobacco p.l.c. ADRPLUS Fund	[ ]
Diageo plc ADRPLUS Fund	[ ]
GlaxoSmithKline plc ADRPLUS Fund	[ ]
HSBC Holdings Plc ADRPLUS Fund	[ ]
Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund	[ ]
Novartis AG ADRPLUS Fund	[ ]
Novo Nordisk A/S (B Shares) ADRPLUS Fund	[ ]
Royal Dutch Shell plc (Class A) ADRPLUS Fund	[ ]
Royal Dutch Shell plc (Class B) ADRPLUS Fund	[ ]
Sanofi ADRPLUS Fund	[ ]
SAP AG ADRPLUS Fund	[ ]
Total S.A. ADRPLUS Fund	[ ]
Toyota Motor Corporation ADRPLUS Fund	[ ]
Vodafone Group Plc ADRPLUS Fund	[ ]

Each Fund is an exchange-traded fund. This means that shares of the Funds are listed on [_____] (the "Exchange") and trade at market prices. The market price for a Fund's shares may be different from its net asset value per share ("NAV").
Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[ ], 2018
Not FDIC Insured	May Lose Value	No Bank Guarantee

ANHEUSER-BUSCH INBEV SA/NV ADRPLUS FUND
Investment Objective
The Anheuser-Busch InBev SA/NV ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of Anheuser-Busch InBev SA/NV (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the euro.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of Anheuser-Busch InBev SA/NV (the "Company").  ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company is a global brewer that produces, markets, distributes and sells a diversified portfolio of over 500 beer and other malt beverages brands. The Company is a publicly traded limited liability company organized under the laws of Belgium with headquarters and its principal executive office in Belgium. The Company's primary listing is on Euronext Brussels.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro ("Local Currency"). The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in Belgium.  The risks of investing in the securities of a Belgian company include risks of lack of natural resources.  Any fluctuation or shortage in the commodity markets could have a negative impact on the Belgian economy.
Investing in the European Union ("EU") Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state's market to cause a similar effect on other member states' markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU, such as the United Kingdom ("UK") which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund's investments.
Foreign Market Risk. Because non-U.S. exchanges such as EuroNext Brussels may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the Anheuser-Busch InBev SA/NV ADR when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than the Anheuser-Busch InBev SA/NV ADR when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the beverages industry or Belgium. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Beverages Industry Risk. The Fund is subject to the risks faced by companies in the beverages industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The beverages industry may also be affected by risks that affect the broader consumer staples industry.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.
Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.
Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.

Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs") generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ASTRAZENECA PLC ADRPLUS FUND
Investment Objective
The AstraZeneca PLC ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of AstraZeneca PLC (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the British pound.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of AstraZeneca PLC (the "Company"). ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company is a global biopharmaceutical company. The Company is a public limited company domiciled and headquartered in the United Kingdom ("UK"), with its principal executive office in England. The Company trades on the London Stock Exchange.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound ("Local Currency"). The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in the UK. The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union ("EU") economies, experienced a significant economic slowdown during the financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.
Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state's market to cause a similar effect on other member states' markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU, such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund's investments.
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the AstraZeneca PLC (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than the AstraZeneca PLC (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in the ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.
Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.

If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.
Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information
The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

BANCO SANTANDER, S.A. ADRPLUS FUND
Investment Objective
The Banco Santander, S.A. ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of Banco Santander, S.A. (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the euro.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of Banco Santander, S.A. (the "Company"). ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company is a financial group operating principally in Spain, the United Kingdom ("UK"), and other European countries; Brazil and other Latin American countries; and the United States, offering a wide range of financial products. The Company is incorporated under, and governed by the laws of the Kingdom of Spain, and the Company's headquarters and principal executive office are located in Spain. The Company's shares trade on Spain's automated "continuous market," the national, centralized market which integrates the four Spanish stock exchanges (Madrid, Barcelona, Valencia and Bilbao).
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro ("Local Currency"). The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal

Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.
Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in Spain. The risks of investing in the securities of a Spanish company include legal, regulatory, political, currency, security, and economic risk specific to Spain. Among other things, Spain's economy has been characterized by slow growth over the past few years due to factors such as low housing sales and construction declines, and the international credit crisis.
Investing in the European Union ("EU") Risk.  Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Spain. Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state's market to cause a similar effect on other member states' markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU, such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund's investments.
Foreign Market Risk. Because non-U.S. exchanges such as the Spanish continuous market may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the Banco Santander, S.A. (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than the Banco Santander, S.A. (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in the ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the banking industry or Spain. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Banking Industry Risk. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. These risks can be exacerbated if a particular region in which a bank operates experiences economic decline. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.
Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.
Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

BP P.L.C. ADRPLUS FUND
Investment Objective
The BP p.l.c. ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of BP p.l.c. (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the British pound.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of BP p.l.c. (the "Company"). ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company is a global energy company with operations in Europe, North and South America, Australasia, Asia, and Africa. The Company is a public company limited by shares, registered in England and Wales with its headquarters and principal executive office in the United Kingdom ("UK"). The primary market for the Company's ordinary shares is the London Stock Exchange.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound ("Local Currency"). The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in the UK. The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union ("EU") economies, experienced a significant economic slowdown during the financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.
Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state's market to cause a similar effect on other member states' markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU, such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund's investments.
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the BP p.l.c. (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than the BP p.l.c. (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in the ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company; the oil, gas, and consumable fuels industry; or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Oil, Gas, and Consumable Fuels Industry Risk. The oil, gas, and consumable fuels industry is affected by worldwide energy prices and exploration and production costs. Companies in the oil, gas, and consumable fuels industry may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.
Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

BRITISH AMERICAN TOBACCO P.L.C. ADRPLUS FUND
Investment Objective
The British American Tobacco p.l.c. ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of British American Tobacco p.l.c. (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the British pound.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of British American Tobacco p.l.c. (the "Company").  ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company is the parent holding company of a global tobacco group that manufactures and sells traditional tobacco products in over 200 markets. The Company is a public limited company incorporated under the laws of England and Wales with headquarters and its principal executive office located in the United Kingdom ("UK"). The Company's ordinary shares are listed on the London Stock Exchange.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound ("Local Currency"). The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in the UK. The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union ("EU") economies, experienced a significant economic slowdown during the financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.
Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state's market to cause a similar effect on other member states' markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU, such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund's investments.
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the British American Tobacco p.l.c. (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than the British American Tobacco p.l.c. (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in the ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the tobacco industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Tobacco Industry Risk. The Fund is subject to the risks faced by companies in the tobacco industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The tobacco industry may also be affected by additional risks, including: smoking and health litigation; governmental and private bans and restrictions on smoking; and actual and proposed price controls on tobacco products. The tobacco industry may also be affected by risks that affect the broader consumer staples industry.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.
Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.
Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

DIAGEO PLC ADRPLUS FUND
Investment Objective
The Diageo plc ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of Diageo plc (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the British pound.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of Diageo plc (the "Company"). ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company is in the beverages alcohol industry with brands across spirits and beer. The Company is incorporated as a public limited company in England and Wales. The Company has headquarters in the United Kingdom ("UK"), its principal executive office in England, and significant production and investment in Scotland. The Company's principal trading market for the Company's ordinary shares is the London Stock Exchange.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound ("Local Currency"). The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in the UK. The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union ("EU") economies, experienced a significant economic slowdown during the financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.
Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state's market to cause a similar effect on other member states' markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU, such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund's investments.
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the Diageo plc (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than the Diageo plc (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in the ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the beverages industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Beverages Industry Risk. The Fund is subject to the risks faced by companies in the beverages industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The beverages industry may also be affected by risks that affect the broader consumer staples industry.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.
Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

GLAXOSMITHKLINE PLC ADRPLUS FUND
Investment Objective
The GlaxoSmithKline plc ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of GlaxoSmithKline plc (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the British pound.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of GlaxoSmithKline plc (the "Company"). ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company engages in three businesses: a pharmaceuticals business that discovers, develops and commercializes medicines to treat acute and chronic diseases; a vaccines business; and a consumer healthcare business that develops and markets products in wellness, oral health, nutrition, and skin health. The Company is incorporated as an English public limited company with its head office in the United Kingdom ("UK") and principal executive office in England. The Company's ordinary shares are listed on the London Stock Exchange.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound ("Local Currency"). The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal

Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.
Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in the UK. The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union ("EU") economies, experienced a significant economic slowdown during the financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.
Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state's market to cause a similar effect on other member states' markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU, such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund's investments.
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the GlaxoSmithKline plc (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than the GlaxoSmithKline plc (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in the ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.
Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are

issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

HSBC HOLDINGS PLC ADRPLUS FUND
Investment Objective
The HSBC Holdings Plc ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of HSBC Holdings Plc (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the British pound.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of HSBC Holdings Plc (the "Company").  ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company is an international banking and financial service organization with four global businesses: retail banking and wealth management; commercial banking; global banking and markets; and global private banking. The Company is a public limited company incorporated in England and Wales with headquarters and its principal executive office in the United Kingdom ("UK"). The Company has a dual primary listing on the Hong Kong Stock Exchange and London Stock Exchange.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound ("Local Currency"). The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in the UK. The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union ("EU") economies, experienced a significant economic slowdown during the financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.
Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state's market to cause a similar effect on other member states' markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU, such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund's investments.
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange and Hong Kong Stock Exchange may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the HSBC Holdings Plc (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than the HSBC Holdings Plc (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in the ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the banking industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Banking Industry Risk. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. These risks can be exacerbated if a particular region in which a bank operates experiences economic decline. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.

Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.
Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.
Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information
The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

MITSUBISHI UFJ FINANCIAL GROUP, INC. ADRPLUS FUND
Investment Objective
The Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of Mitsubishi UFJ Financial Group, Inc. (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the Japanese yen.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of Mitsubishi UFJ Financial Group, Inc. (the "Company"). ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company is the holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd., Mitsubishi UFJ Trust and Banking Corporation, Mitsubishi UFJ Securities Holdings Co., Ltd., Mitsubishi UFJ Morgan Stanley Securities Co., Ltd., MUMSS, Mitsubishi UFJ NICOS Co., Ltd., and other companies engaged in a range of financial businesses. The Company's services include commercial banking, trust banking, securities, credit cards, consumer finance, asset management, leasing and other fields of financial services. The Company is incorporated as a joint stock company under the Companies Act of Japan and has its headquarters and principal executive office in Japan. The Company's common stock trades on the Tokyo Stock Exchange.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese yen ("Local Currency"). The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.
Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.
Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Stock Exchange may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the Mitsubishi UFJ Financial Group, Inc. (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than the Mitsubishi UFJ Financial Group, Inc. (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in the ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the banking industry or Japan. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Banking Industry Risk. Companies within the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. These risks can be exacerbated if a particular region in which a bank operates experiences economic decline. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.
Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.
Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

NOVARTIS AG ADRPLUS FUND
Investment Objective
The Novartis AG ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of Novartis AG (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the Swiss franc.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of Novartis AG (the "Company").  ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company is part of a multinational group of companies specializing in the research, development, manufacturing and marketing of a broad range of healthcare products led by pharmaceuticals. The Company is incorporated under the laws of Switzerland as a stock corporation and has its headquarters and principal executive office in Switzerland. The Company's shares are listed in Switzerland on the SIX Swiss Exchange.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Swiss franc ("Local Currency"). The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in Switzerland. The Fund is subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the European Union ("EU"), the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the Fund invests.
Foreign Market Risk. Because non-U.S. exchanges such as the SIX Swiss Exchange may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the Novartis AG (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than Novartis AG (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in the ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or Switzerland. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.
Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.
Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

NOVO NORDISK A/S (B SHARES) ADRPLUS FUND
Investment Objective
The Novo Nordisk A/S (B Shares) ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of Novo Nordisk A/S (B Shares) (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the Danish krone.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of Novo Nordisk A/S (B Shares) (the "Company"). ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company is a global healthcare company engaged in the discovery, development, manufacturing and marketing of pharmaceutical products and has two business segments: (i) diabetes and obesity care and (ii) biopharmaceuticals. The Company is a Danish limited liability company with headquarters and its principal executive office in Denmark. The Company's B shares are listed on Nasdaq Copenhagen.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Danish krone ("Local Currency"). The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in Denmark. The risks of investing in the securities of a Danish company include legal, regulatory, political, currency, security, and economic risks specific to Denmark. The Danish economy, along with certain other European Union ("EU") economies, experienced a significant economic slowdown during the financial crisis. Denmark's economy has also been characterized by slow growth and is facing demographic challenges that could lead to labor supply shortages in the near future.
Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state's market to cause a similar effect on other member states' markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU, such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund's investments.
Foreign Market Risk. Because non-U.S. exchanges such as Nasdaq Copenhagen may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the Novo Nordisk A/S (B Shares) (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than the Novo Nordisk A/S (B Shares) (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in the ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.
Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ROYAL DUTCH SHELL PLC (CLASS A) ADRPLUS FUND
Investment Objective
The Royal Dutch Shell plc (Class A) ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of Royal Dutch Shell plc (Class A) (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the euro.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of Royal Dutch Shell plc (Class A) (the "Company"). ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company is engaged in various activities in the crude oil and natural gas space, including exploration, development and extraction, manufacturing and energy production, transport and trading, and sales and marketing. The Company is registered as a public company limited by shares in England and Wales and has its headquarters and principal executive office in the Netherlands. The principal trading market for the Company's A shares is Euronext Amsterdam.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro ("Local Currency").  The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in the United Kingdom ("UK"). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union ("EU") economies, experienced a significant economic slowdown during the financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.
Risks of Investing in the Netherlands. Because the economy of the Netherlands is export driven, the Netherlands relies heavily on its key trading partners. Reduction in spending by these economies on the Netherlands' products and services or negative changes in any of these economies may cause an adverse impact on the Netherlands' economy and therefore, on the Fund's investments. The Netherlands' geographic location near the center of Europe's transportation network makes the Netherlands vulnerable to environmental events (such as pollution, oil spills, etc.) that may adversely impact the Dutch economy and the business operations of companies located in the Netherlands, causing an adverse impact on the value of the Fund. The Netherlands also faces a significant risk of major flooding, which could adversely affect the country's economy.
Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state's market to cause a similar effect on other member states' markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU, such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund's investments.
Foreign Market Risk. Because non-U.S. exchanges such as Euronext Amsterdam may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the Royal Dutch Shell plc (Class A) (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than the Royal Dutch Shell plc (Class A) (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in the ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company; the oil, gas, and consumable fuels industry; or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Oil, Gas, and Consumable Fuels Industry Risk. The oil, gas, and consumable fuels industry is affected by worldwide energy prices and exploration and production costs. Companies in the oil, gas, and consumable fuels industry may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.
Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are

issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ROYAL DUTCH SHELL PLC (CLASS B) ADRPLUS FUND
Investment Objective
The Royal Dutch Shell plc (Class B) ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of Royal Dutch Shell plc (Class B) (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the British pound.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of Royal Dutch Shell plc (Class B) (the "Company"). ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company is engaged in various activities in the crude oil and natural gas space, including exploration, development and extraction, manufacturing and energy production, transport and trading, and sales and marketing. The Company is registered as a public company limited by shares in England and Wales and has its headquarters and principal executive office in the Netherlands. The principal trading market for the Company's B shares is the London Stock Exchange.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound ("Local Currency").  The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in the United Kingdom ("UK"). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union ("EU") economies, experienced a significant economic slowdown during the financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.
Risks of Investing in the Netherlands. Because the economy of the Netherlands is export driven, the Netherlands relies heavily on its key trading partners. Reduction in spending by these economies on the Netherlands' products and services or negative changes in any of these economies may cause an adverse impact on the Netherlands' economy and therefore, on the Fund's investments. The Netherlands' geographic location near the center of Europe's transportation network makes the Netherlands vulnerable to environmental events (such as pollution, oil spills, etc.) that may adversely impact the Dutch economy and the business operations of companies located in the Netherlands, causing an adverse impact on the value of the Fund. The Netherlands also faces a significant risk of major flooding, which could adversely affect the country's economy.
Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state's market to cause a similar effect on other member states' markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU, such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund's investments.
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the Royal Dutch Shell plc (Class A) (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than the Royal Dutch Shell plc (Class A) (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in the ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company; the oil, gas, and consumable fuels industry; or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Oil, Gas, and Consumable Fuels Industry Risk. The oil, gas, and consumable fuels industry is affected by worldwide energy prices and exploration and production costs. Companies in the oil, gas, and consumable fuels industry may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.
Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are

issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SANOFI ADRPLUS FUND
Investment Objective
The Sanofi ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of Sanofi (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the euro.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of Sanofi (the "Company").  ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company is a global healthcare company with two principal activities: pharmaceuticals and vaccines. The Company is incorporated under the laws of France as a société anonyme, a form of limited liability company, and the Company's headquarters and principal executive office are located in France. The Company's shares are listed on Euronext Paris.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro ("Local Currency").  The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in France. The risks of investing in the securities of a French company include legal, regulatory, political, currency, security, and economic risk specific to France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. Reduction in spending on French products and services, or changes in any of the economies may cause an adverse impact on the French economy. In addition, France may be subject to acts of terrorism. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. Additionally, the French economy is susceptible to other risks relating to its membership in the European Union, such as the recent sovereign debt crisis.
Investing in the European Union ("EU") Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state's market to cause a similar effect on other member states' markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU, such as the United Kingdom ("UK") which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund's investments.
Foreign Market Risk. Because non-U.S. exchanges such as Euronext Paris may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the Sanofi (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than the Sanofi (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in the ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the pharmaceutical industry or France. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Pharmaceutical Industry Risk.  The profitability of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.
Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.
Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are

issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SAP AG ADRPLUS FUND
Investment Objective
The SAP AG ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of SAP AG (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the euro.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of SAP AG (the "Company").  ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company is a global company involved in enterprise application software, which is computer software specifically developed to support and automate business processes. The Company is incorporated under the laws of the European Union and Germany, and the Company's headquarters and principal executive office are located in Germany. The Company's ordinary shares are listed on the Frankfurt Stock Exchange.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro ("Local Currency").  The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in Germany. The risks of investing in the securities of a German company include risks of significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.
Investing in the European Union ("EU") Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state's market to cause a similar effect on other member states' markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU, such as the United Kingdom ("UK") which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund's investments.
Foreign Market Risk. Because non-U.S. exchanges such as the Frankfurt Stock Exchange may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the SAP AG (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than the SAP AG (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.

Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the software industry or Germany. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Software Industry Risk. The software industry faces risks related to competitive pressures, such as aggressive pricing (including fixed-rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software industry may also be affected by risks that affect the broader information technology industry.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.
Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.
Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

TOTAL S.A. ADRPLUS FUND
Investment Objective
The Total S.A. ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of Total S.A. (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the euro.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of Total S.A. (the "Company"). ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company is a publicly-traded integrated oil and gas company engaged in every sector of the oil and gas industry, including upstream (hydrocarbon exploration, development and production) and downstream (refining, petrochemicals, specialty chemicals, trading and shipping of crude oil and petroleum products and marketing). The Company is also involved in the renewable energies and power generation sectors. The Company is incorporated as a French société anonyme (limited company) and has its headquarters and principal executive office located in France. The principal trading market for the Company's shares is Euronext Paris.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the euro ("Local Currency"). The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal

Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.
Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in France. The risks of investing in the securities of a French company include legal, regulatory, political, currency, security, and economic risk specific to France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. Reduction in spending on French products and services, or changes in any of the economies may cause an adverse impact on the French economy. In addition, France may be subject to acts of terrorism. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. Additionally, the French economy is susceptible to other risks relating to its membership in the European Union, such as the recent sovereign debt crisis.
Investing in the European Union ("EU") Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state's market to cause a similar effect on other member states' markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU, such as the United Kingdom ("UK") which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund's investments.
Foreign Market Risk. Because non-U.S. exchanges such as Euronext Paris may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the Total S.A. (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than the Total S.A. (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate.

The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in the ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company; the oil, gas, and consumable fuels industry; or France. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Oil, Gas, and Consumable Fuels Industry Risk. The oil, gas, and consumable fuels industry is affected by worldwide energy prices and exploration and production costs. Companies in the oil, gas, and consumable fuels industry may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.
Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.
Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information

The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

TOYOTA MOTOR CORPORATION ADRPLUS FUND
Investment Objective
The Toyota Motor Corporation ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of Toyota Motor Corporation (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the Japanese yen.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of Toyota Motor Corporation (the "Company"). ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company primarily conducts business in the automotive industry (including the design, manufacture, assembly and sale of passenger vehicles, minivans and commercial vehicles and related parts and accessories, and engaging in intelligent transport systems), and also conducts business in finance and other industries (including providing financing to dealers and their customers for the purchase or lease of Company vehicles, and providing retail installment credit and leasing through the purchase of installment and lease contracts originated by Company dealers).  The Company is a limited liability, joint-stock company incorporated under the Commercial Code of Japan with its head office and principal executive office located in Japan. The primary trading market for the Company's common stock is the Tokyo Stock Exchange.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Japanese yen ("Local Currency"). The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.
Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in Japan. The risks of investing in the securities of a Japanese company include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.
Foreign Market Risk. Because non-U.S. exchanges such as the Tokyo Stock Exchange may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than the Toyota Motor Corporation (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than the Toyota Motor Corporation (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in the ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the automotive industry or Japan. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.
Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.
Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.
Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VODAFONE GROUP PLC ADRPLUS FUND
Investment Objective
The Vodafone Group Plc ADRPLUS Fund (the "Fund") seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of Vodafone Group Plc (ADR), hedged against fluctuations in the exchange rate between the U.S. dollar and the British pound.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Shareholder Fees (fees paid directly from your investment):
No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fee(a)	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(b)	0.00%
Total Annual Fund Operating Expenses	[__]%

(a)
Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Fund, Precidian Funds LLC, the Fund's investment adviser (the "Advisor"), pays all of the ordinary operating expenses of the Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract (as defined below), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.

(b)	"Other Expenses" are based on estimated amounts for the current fiscal year.
Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
1 Year	3 Years
$[___]	$[___]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.
Principal Investment Strategies
The Fund, under normal circumstances, invests at least 95% of its net assets in American Depositary Receipts ("ADRs") of Vodafone Group Plc (the "Company"). ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Company offers a range of communication services and products, combing mobile, fixed and other services with operations across Europe, Africa, the Middle East, and Asia-Pacific regions. The Company is incorporated under English law and has its headquarters and principal executive office in England. The ordinary shares of the Company are traded on the London Stock Exchange.
The Fund invests solely in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the British pound ("Local Currency").  The Currency Hedge Contract is with a counterparty as principal. The notional value of the Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Fund to meet grantor trust status under the Internal Revenue Code of 1986, as amended (the "Code").
On each business day (i.e., each day the New York Stock Exchange ("NYSE") is open for trading), the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the Local Currency in relation to the U.S. dollar ("Exchange Rate") from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Fund's net asset value ("NAV").
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Fund does not seek to replicate the performance of a specified index.
The Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified Fund.
The Company files with the U.S. Securities and Exchange Commission ("SEC") reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at https://www.sec.gov. You should review information filed by the Company with the SEC because the value of the Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Company in this registration statement is derived from the Company's public filings with the SEC. Such information is provided for informational purposes only and the Fund makes no representation and assumes no responsibility for the accuracy or completeness of such information. An investment in the Fund is not an investment in the Company.
Principal Risks of Investing in the Fund
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

Market Risk. The prices of the securities owned by the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.
Foreign Investment Risk. The Fund's investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Risks of Investing in the United Kingdom ("UK"). The UK, of which England is a part, has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other European Union ("EU") economies, experienced a significant economic slowdown during the financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.
Investing in the EU Risk.  Efforts of member states of the EU to further unify their economic and monetary policies may increase the potential for the downward movement of one member state's market to cause a similar effect on other member states' markets.   Separately, the EU faces issues involving its membership, structure, procedures and policies.  The exit of one or more member states from the EU, such as the UK which has announced its intention to exit, would place its currency and banking system in jeopardy.  The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund's investments.
Foreign Market Risk. Because non-U.S. exchanges such as the London Stock Exchange may be open on days when the Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares, regardless of whether there is an active U.S. market for Shares.
Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Fund's currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Fund's currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Fund bears additional transaction costs in entering into the Currency Hedge Contract.  The Fund is designed to have higher returns than Vodafone Group Plc (ADR) when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Fund is designed to have lower returns than Vodafone Group Plc (ADR) when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, the Fund enters into a Currency Hedge Contract. The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that the Fund is contractually entitled to receive.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as the Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument.  A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract.  By using a swap, the Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that the Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Fund is subject to valuation risk as it may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Fund's taxable income or gains, and may limit or prevent the Fund from using the Currency Hedge Contract as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Fund to change its investment strategy.
Issuer Concentration Risk. Because the Fund only invests in the ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the telecommunication services industry or England. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Telecommunication Services Industry Risk. Risks faced by companies in the telecommunications industry include a telecommunications market characterized by increasing competition and regulation; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.
Non-Diversification Risk. The Fund is non-diversified and holds Portfolio Securities of only one particular issuer.  As a result, the Fund may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of the Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Fund invests will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.
Tax Risk.  The Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that the Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Fund's income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Fund has not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to its status as a grantor trust.  If the Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders.  In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Fund's NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Fund is subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an authorized participant ("Authorized Participant") may engage in creation or redemption transactions directly with the Fund.  The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in exchange-traded funds ("ETFs")  generally.
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Investment Advisor
Precidian Funds LLC is the investment adviser to the Fund.
Portfolio Managers
[to be provided in subsequent filing]
Purchase and Sale of Fund Shares
Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in blocks of 50,000 Shares or whole multiples thereof ("Creation Units") to Authorized Participants.  The Fund's Creation Units are issued and redeemed principally in-kind for Portfolio Securities (including any portion of such securities for which cash may be substituted) together with an amount of cash. Retail investors may purchase or sell Shares only in the Secondary Market. Shares of the Fund trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Tax Information
The Fund's distributions are taxable and will generally be taxed as ordinary income, capital gains or some combination of both.

Financial Intermediary Compensation
If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor or other related companies may pay the intermediary for the sale of Fund Shares and related services or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

OVERVIEW
The Trust is an investment company that currently offers 18 investment portfolios, the Anheuser-Busch InBev SA/NV ADRPLUS Fund, AstraZeneca PLC ADRPLUS Fund, Banco Santander, S.A. ADRPLUS Fund, BP P.L.C. ADRPLUS Fund, British American Tobacco p.l.c. ADRPLUS Fund, Diageo plc ADRPLUS Fund, GlaxoSmithKline plc ADRPLUS Fund, HSBC Holdings Plc ADRPLUS Fund, Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund, Novartis AG ADRPLUS Fund, Novo Nordisk A/S (B Shares) ADRPLUS Fund, Royal Dutch Shell plc (Class A) ADRPLUS Fund, Royal Dutch Shell plc (Class B) ADRPLUS Fund, Sanofi ADRPLUS Fund, SAP AG ADRPLUS Fund, Total S.A. ADRPLUS Fund, Toyota Motor Corporation ADRPLUS Fund, and Vodafone Group Plc ADRPLUS Fund (each, a "Fund," and together, the "Funds"), each of which is an ETF. ETFs are funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of portfolio instruments.  The Funds will not, however, be taxed as a regulated investment company for tax purposes.  Instead the Funds intend to qualify as a grantor trust under the Code.  Each Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the ADR of a non-U.S. company (each, a "Company," and together, the "Companies"), hedged against fluctuations in the exchange rate between the U.S. dollar and the local currency of the foreign security underlying the ADR (the "Local Currency"). The investment objective of each Fund is a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval. Shareholders will be given at least 60 days' advance notice of any change to a Fund's investment objective.
Shares of the Funds are listed and trade at market prices on the Exchange.  The market price for a Share of a Fund may be different from the Fund's most recent NAV per Share. Similar to shares of a mutual fund, each Share of a Fund represents a partial ownership in an underlying portfolio of securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, Shares of the Funds may be purchased or redeemed directly from the Funds at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, Shares of the Funds are listed on a national securities exchange and trade in the Secondary Market at market prices that change throughout the day.
This Prospectus provides the information you need to make an informed decision about investing in the Fund. It contains important facts about the Trust as a whole and each Fund in particular.
Precidian Funds LLC is the investment adviser to the Funds.
ADDITIONAL DESCRIPTION OF THE STRATEGIES OF THE FUNDS
The Anheuser-Busch InBev SA/NV ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Anheuser-Busch InBev SA/NV.
The AstraZeneca PLC ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of AstraZeneca PLC.
The Banco Santander, S.A. ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Banco Santander, S.A.
The BP P.L.C. ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of BP P.L.C.
The British American Tobacco p.l.c. ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of British American Tobacco p.l.c.
The Diageo plc ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Diageo plc.
The GlaxoSmithKline plc ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of GlaxoSmithKline plc.
The HSBC Holdings Plc ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of HSBC Holdings Plc.
The Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Mitsubishi UFJ Financial Group, Inc.
The Novartis AG ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Novartis AG.

The Novo Nordisk A/S (B Shares) ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Novo Nordisk A/S (B Shares).
The Royal Dutch Shell plc (Class A) ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Royal Dutch Shell plc (Class A).
The Royal Dutch Shell plc (Class B) ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Royal Dutch Shell plc (Class B).
The Sanofi ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Sanofi.
The SAP AG ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of SAP AG.
The Total S.A. ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Total S.A.
The Toyota Motor Corporation ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Toyota Motor Corporation.
The Vodafone Group Plc ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Vodafone Group Plc.
ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.  The ADRs in which the Funds invest in are (1) sponsored ADRs, (2) registered with the U.S. Securities and Exchange Commission on Form F-6 and (3) Level 2 or 3 ADRs, all of which are listed on a national securities exchange. Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. A Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities.
Each Fund invests in the Portfolio Securities and the Currency Hedge Contract, which is designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract is a currency swap.  A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them.
Consistent with SEC staff guidance, financial instruments, such as the Currency Hedge Contract, that involve a fund's obligation to make future payments to third parties will not be viewed as creating any senior security provided that the fund covers its obligations. Consistent with SEC staff guidance, a fund will consider its obligations involving such a financial instrument "covered" when the fund segregates liquid assets (constituting cash, cash equivalents or other liquid portfolio securities) equal to the fund's exposures relating to the financial instrument, as determined on a daily basis. Because on a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party, the Fund does not anticipate having obligations under the Currency Hedge Contract required to be "covered."
The Currency Hedge Contract is with a counterparty as principal. The counterparty may be the nominal counterparty for the Currency Hedge Contract, but will have the ability to permit all or a portion of the obligations to the counterparty to be shared with one or more entities that meet specified financial and regulatory criteria set forth in the Currency Hedge Contract. However each counterparty may incur profits or losses as a result on their obligations under the Currency Hedge Contract and any related investments they make to manage such risk. The notional value of a Currency Hedge Contract is adjusted daily based on the current value of the Portfolio Securities.
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, they are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Funds to meet grantor trust status under the Code.
On each business day, the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the Exchange Rate from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Funds' NAV.
On a daily basis, either the Fund or the counterparty to the Currency Hedge Contract will settle the Currency Hedge Contract by transferring assets to the other party. It is anticipated that, if the counterparty owes the Fund money, then the counterparty will transfer Portfolio Securities and/or U.S. dollars to the Fund with a value approximately equal to the applicable settlement amount. If the Fund owes the counterparty money, then the Fund will transfer Portfolio Securities and/or U.S. dollars to the counterparty. In order to obtain any necessary amount of cash, the Advisor may sell Portfolio Securities.
As a result of these payments or otherwise, the ratio of Portfolio Securities to Shares will vary over time. For example, upon formation, a Fund Share might be equal to one share of the ADR. If the payments in connection with the Currency Hedge Contract would require the Fund to sell ADRs in order to make a payment to the counterparty, each Fund Share would equal less than one share of the ADR. Conversely, if settlement accruals were to require the counterparty to transfer ADRs to the Fund, each Fund Share would represent more than one share of the ADR.
The Funds do not seek to replicate the performance of a specified index.
Each Fund is non-diversified and therefore may invest a greater percentage of its assets in a particular issuer than a diversified fund.
Because each Fund only invests in the ADRs of a Company and the Currency Hedge Contract, each Fund will concentrate its investments (i.e., invest 25% or more of its total assets) in the industry or group of industries in which the Company is classified.
Each Company files with the SEC reports containing financial and other material information about its business and risks relating to its business. You are encouraged to review the information set forth in the Company's registration statements and annual reports for additional information about the Company's business, management, results of operations, financial condition, and risks. You should also review the Company's press releases and reports filed with the SEC on Form 6-K. This information may be obtained at the SEC's website at www.sec.gov. You should review information filed by the Company with the SEC because the value of the respective Fund's Shares will be heavily dependent upon and influenced by the value of the Company's shares. All information with respect to the Companies in this registration statement is derived from the Companies' public filings with the SEC. Such information is provided for informational purposes only and the Funds make no representation and assumes no responsibility for the accuracy or completeness of such information.
Each of the policies and strategies described in this Prospectus constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain fundamental policies of the Funds are set forth in the Funds' SAI under "Investment Restrictions."
ADDITIONAL DESCRIPTION OF THE RISKS OF THE FUNDS
Investors in a Fund should carefully consider the risks of investing in the Fund as set forth in the Fund's Summary Information section under "Principal Risks." To the extent such risks apply, they are discussed hereunder in greater detail.
All Funds
Market Risk. The market price of investments owned by the Funds may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.
Foreign Investment Risk. The Funds' investments in the Portfolio Securities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.
Foreign Market Risk. Because non-U.S. exchanges may be open on days when the a Fund does not price its Shares, the value of the underlying securities of the ADRs in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell a Fund's Shares, regardless of whether there is an active U.S. market for Shares.

Currency Hedging Risk.  Because changes in foreign currency exchange rates affect the value of ADRs, the Fund enters into the Currency Hedge Contract in order to seek to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency.  While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund's exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the currency hedge terms and the actual performance of the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Fund may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Increased volatility of the Portfolio Securities or the U.S. dollar relative to the Local Currency will generally reduce the effectiveness of the Funds' currency hedging strategy.  Significant differences between U.S. dollar interest rates and the Local Currency interest rates may impact the effectiveness of the Funds' currency hedging strategy.
While currency hedging can reduce or eliminate losses due to exchange rate changes, it can also reduce or eliminate gains, and the Funds bear additional transaction costs in entering into the Currency Hedge Contract.  The Funds are designed to have higher returns than the ADRs of the respective Company when the Local Currency is weakening relative to the U.S. dollar. Conversely, the Funds are designed to have lower returns than the ADRs of their respective Company when the Local Currency is rising relative to the U.S. dollar.
Currency Swap Risk. In order to hedge currency risk, each Fund enters into a Currency Hedge Contract.  The Currency Hedge Contract is subject to market risk, risk of default by the other party to the transaction, known as "counterparty risk," and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to the Currency Hedge Contract generally is limited to the net amount of payments that a Fund is contractually obligated to make, or in the case of the other party to the Currency Hedge Contract defaulting, the net amount of payments that a Fund is contractually entitled to receive.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid, however there is no guarantee that the swap market will continue to provide liquidity.
Changes in the credit quality of a company that serves as a Fund's counterparty with respect to the Currency Hedge Contract will affect the value of that instrument. A decline in the creditworthiness of the counterparty may impair the value of that counterparty's Currency Hedge Contract with the Fund, which could result in the loss of all value of the Currency Hedge Contract. By using a swap, a Fund assumes the risk that its counterparty could experience financial hardships. In the event of the insolvency of the counterparty, the Funds may sustain losses or be unable to liquidate the swap position. Counterparty risk may be somewhat mitigated by the fact that settlement payments are made on a daily basis. To the extent that a Fund has only one or a few counterparties, the Fund will be exposed to greater counterparty risk and the Fund may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  A Fund is subject to liquidity risk if the Fund is unable to sell the Currency Hedge Contract or is otherwise required to reserve its assets against its exposure under the Currency Hedge Contract.
Compared to other types of investments, derivatives, such as the Currency Hedge Contract, may be harder to value and may also be less tax efficient.  The Funds are subject to valuation risk as they may improperly value the Currency Hedge Contract if market quotations are unavailable.  In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of a Fund's taxable income or gains, and may limit or prevent the Funds from using the Currency Hedge Contract as a part of their investment strategy, which could make the investment strategy more costly to implement or require the Funds to change their investment strategy.
Issuer Concentration Risk. Because each Fund only invests in ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the Company, the industry in which the Company is classified or the country in which the Company is organized. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Non-Diversification Risk. Each Fund is non-diversified and holds Portfolio Securities of only one particular issuer. As a result, the Funds may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on Share price.
Risk of Investing in Depositary Receipts. ADRs involve risk not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Fund's portfolio, although the Funds enter into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate.  Although the ADRs in which the Funds invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Funds may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued. Moreover, the price at which the Funds' securities may be sold and the value of the Funds' Shares may be adversely affected if trading markets for ADRs are limited or absent or if bid/ask spreads are wide.
Tax Risk.  Each Fund intends to take the position that it will be treated as a grantor trust for U.S. federal income tax purposes.  Assuming that each Fund is a grantor trust, the Fund will not be subject to U.S. federal income tax. Rather, a pro rata portion of the Funds' income, gain, losses and deductions will "flow through" to each beneficial owner of Shares.  The Funds have not requested and will not request an advance ruling from the IRS as to its status as a grantor trust.  If the Funds fail to qualify as a grantor trust for any year (subject to any available curative measures), the Funds will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Funds make any distributions to its shareholders.  In addition, distributions will be taxable to the Funds' shareholders generally as ordinary dividends to the extent of the Funds' current and accumulated earnings and profits.
Equity Securities Risk. The trading price of equity securities, including the prices of Fund Shares and ADRs, will fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole. The Funds' NAV and market price, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor could lose money over short or even long periods.
Management Risk. The Funds are subject to the risk that the Advisor's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund's shares trading at a premium or discount to NAV. Thus, you may pay significantly more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive significantly less (or more) than NAV when you sell those shares in the secondary market.  The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV.  An active market for the Fund's Shares may not develop and market trading may be halted if trading in one or more of the Fund's underlying securities is halted.
The per share NAV of the Funds is calculated at the end of each business day and fluctuates with changes in the market value of the Funds' holdings since the most recent calculation. The trading prices of the Funds' Shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of the Funds' Shares may deviate significantly from NAV during periods of market volatility. The Advisor believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long-term because Shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it likely that the Funds' Shares normally will trade on exchanges at prices close to the Funds' next calculated NAV, market prices are not expected to correlate exactly with the Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
The difference in bid and ask prices is often referred to as the "spread" or "bid/ask spread." The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's shares have more trading volume and market liquidity and higher if the Fund's shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. In stressed market conditions, the market for the Fund's Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. An adverse effect on the liquidity of the Fund's Shares in turn could lead to differences between the market price of the Fund's Shares and the underlying value of those Shares.
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund.  The Funds have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
Anheuser-Busch InBev SA/NV ADRPLUS Fund, AstraZeneca PLC ADRPLUS Fund, Banco Santander, S.A. ADRPLUS Fund, BP p.l.c. ADRPLUS Fund, British American Tobacco p.l.c. ADRPLUS Fund, Diageo plc ADRPLUS Fund, GlaxoSmithKline plc ADRPLUS Fund, HSBC Holdings Plc ADRPLUS Fund, Royal Dutch Shell plc (Class A) ADRPLUS Fund, Royal Dutch Shell plc (Class B) ADRPLUS Fund, Sanofi ADRPLUS Fund, SAP AG ADRPLUS Fund, Total S.A. ADRPLUS Fund, Vodafone Group Plc ADRPLUS Fund and Novo Nordisk A/S (B Shares) ADRPLUS Fund
Investing in the EU Risk. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in EU economies may have a significant adverse effect on the economies of EU member countries. The European financial markets have experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. The European Union faces issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of a new constitutional treaty, the EU's enlargement to the south and east, and resolution of the EU's problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state's market to cause a similar effect on other member states' markets.  European countries that are part of the European Economic and Monetary Union may be significantly affected by tight fiscal and monetary controls that the union may seek to impose on its members.
Continuing uncertainty as to the status of the euro and the EU and the potential for certain countries to withdraw from the union has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EU could have significant adverse effects on currency and financial markets, and on the value of the Funds' investments.  In June 2016, the UK approved a referendum to leave the European Union (known as "Brexit").  Although its long-term effects remain uncertain, Brexit's impact on the UK and European economies and the broader global economy could be significant and result in increased volatility, illiquidity and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of the Funds' investments. Brexit also may spark additional member states to contemplate departing the European Union, furthering economic and political instability in the region.
Anheuser-Busch InBev SA/NV ADRPLUS Fund
Risks of Investing in Belgium. Investment in Belgian issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Belgium. Although Belgium has few natural resources and imports substantial amounts of raw materials, it has an established industrial sector, which is responsible for exporting large volume of finished goods to other European countries. Belgium relies heavily on trade with key trading partners. Most of Belgium's trade is with fellow EU members. The Belgian economy, along with certain other EU economies, experienced a significant economic slowdown during the financial crisis. Certain banks required government support, while a few other banks were nationalized in order to avoid potential insolvency. The Belgian economy is also heavily dependent on trade with other European countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels. As a result, certain EU economies have experienced significant deterioration in market confidence.
Anheuser-Busch InBev SA/NV ADRPLUS Fund, British American Tobacco p.l.c. ADRPLUS Fund and Diageo plc ADRPLUS Fund
Beverages and Tobacco Industry Risk. The Funds are subject to the risks faced by companies in the beverages and tobacco industry, including: changes in demand for products, demographic and product trends and general economic conditions; effects of competitive pricing, environmental factors, marketing campaigns and consumer boycotts; and adverse effects from governmental regulation and oversight. The tobacco industry may also be affected by additional risks, including: smoking and health litigation; governmental and private bans and restrictions on smoking; and actual and proposed price controls on tobacco products. The beverages and tobacco industry may also be affected by risks that affect the broader consumer staples industry.

AstraZeneca PLC ADRPLUS Fund, BP p.l.c. ADRPLUS Fund, British American Tobacco p.l.c. ADRPLUS Fund, Diageo plc ADRPLUS Fund, GlaxoSmithKline plc ADRPLUS Fund, HSBC Holdings Plc ADRPLUS Fund, Royal Dutch Shell plc (Class A) ADRPLUS Fund, Royal Dutch Shell plc (Class B) ADRPLUS Fund and Vodafone Group Plc ADRPLUS Fund
Risks of Investing in the UK. The UK has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the UK. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other EU economies, experienced a significant economic slowdown during the financial crisis, and certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth. In the past, the UK has been a target of terrorism. Acts of terrorism in the UK or against British interests abroad may cause uncertainty in the British financial markets and adversely affect the performance of the issuers to which a Fund has exposure.
AstraZeneca PLC ADRPLUS Fund, GlaxoSmithKline plc ADRPLUS Fund, Novartis AG ADRPLUS Fund, Sanofi ADRPLUS Fund and Novo Nordisk A/S (B Shares) ADRPLUS Fund
Pharmaceutical Industry Risk. The profitability of securities of companies in the pharmaceutical industry is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by such events as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures is unpredictable. Many pharmaceutical companies face intense competition from new products and less costly generic products. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.
Additionally, companies in the pharmaceutical industry may be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations. The ability of pharmaceutical companies to commercialize current and any future products also depends in part on the extent reimbursement for the cost of such products and related treatments are available from these third party payors. A pharmaceutical company's valuation may also be affected if one of its products proves to be unsafe, ineffective or unprofitable. The stock prices of companies in this sector have been, and will likely continue to be, volatile.
Banco Santander, S.A. ADRPLUS Fund
Risks of Investing in Spain. Investment in Spanish issuers involves risks that are specific to Spain, including, legal, regulatory, political, currency, security and economic risks. The Spanish economy, along with certain other EU economies, experienced a significant economic slowdown during the financial crisis that began in 2007. In reaction to the crisis, the Spanish government introduced austerity reforms aimed at reducing its fiscal deficit to sustainable levels. Austerity reforms included, among other things, reduction in government employees' salaries, freezing of pension funds, and suspension of public work projects. Such austerity reforms, while directed at stimulating the Spanish economy in the long-term, may have a negative short-term effect on Spain's financial markets. Due largely to outstanding bad loans to construction companies and real estate developers, Spanish banks underwent a series of mergers to increase liquidity and made efforts to shift debt off of their balance sheets. However, reports indicate that debt levels remain high, although bank lending has contracted. In addition, unemployment rates remain high. These factors could adversely impact growth potential of Spanish stocks in which the Fund invests. In addition, the Spanish government is engaged in a long-running campaign against terrorism. Acts of terrorism on Spanish soil or against Spanish interests abroad may cause uncertainty in the Spanish financial markets and adversely affect the performance of the issuers to which the Fund has exposure.
In addition, any of the following risks, individually or in the aggregate, can impact an investment made in Spain, and therefore the securities of a Spanish company:
•
Geographic Risk. Spain is located in a part of the world that has historically been prone to natural disasters such as droughts and occasional flooding, and is economically sensitive to environmental events. Any such event may adversely impact the Spanish economy, causing an adverse impact on the value of the Fund.

•
Reliance on Trading Partners Risk. The Spanish economy is dependent on the economies of Europe. Reduction in spending by these economies on Spanish products and services or negative changes in any of these economies may cause an adverse impact on the Spanish economy.

•
Security Risk. Spain has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, separatist tensions, defense concerns and other security concerns. These situations may cause uncertainty in the Spanish market and may adversely affect the Spanish economy.

•	Structural Risk. Spain is subject to labor, political and economic risks, any of which could adversely affect investments in the Fund:
o
Political and Social Risk. Certain regions and sectors of Spain have experienced periods of high unemployment and labor and social unrest. Continuing nationalist and terrorist group activities may adversely impact the Spanish economy.

o
Heavy Governmental Controls and Regulation. The Spanish government continues to control a large share of Spanish economic activity. Extensive regulation of labor and product markets is pervasive and may stifle Spanish economic growth or cause prolonged periods of recession.

o
Labor and Economic Risk. Spain's export strength has eroded due to its relatively high labor costs. In addition, Spain continues to face high levels of unemployment, inflation and low productivity compared to other European countries.

Banco Santander, S.A. ADRPLUS Fund, HSBC Holdings Plc ADRPLUS Fund and Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund
Banking Industry Risk. Investments in securities issued by, and/or having exposure to, companies engaged in the banking industry can be significantly affected by extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the sector. Banks may also be subject to severe price competition. The regional banking industry is highly competitive and thus, failure to maintain or increase market share may result in regional bank failures or mergers with larger, or multi-national banks.
BP p.l.c. ADRPLUS Fund, Royal Dutch Shell plc (Class A) ADRPLUS Fund, Royal Dutch Shell plc (Class B) ADRPLUS Fund and Total S.A. ADRPLUS Fund
Oil, Gas and Consumable Fuels Industry Risk. The Funds are subject to risks faced by companies in the oil, gas and consumable fuels industry, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where oil, gas and consumable fuels companies are located or do business; and risk for environmental damage claims.
Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund and Toyota Motor Corporation ADRPLUS Fund
Risks of Investing in Japan. The Funds invest in the ADRs of a Japanese company. Any of the following risks, individually or in the aggregate, can impact an investment made in Japan, and therefore the securities of a Japanese company:
•
Geographic Risk. Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis and is economically sensitive to environmental events. Any such event could result in a significant adverse impact on the Japanese economy.

•
Lack of Natural Resources Risk. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. In particular, the Japanese economy is dependent on global sources of petroleum products, including those in the Middle East. Any disruptions, fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.

•
Reliance On Trading Partners Risk. The Japanese economy is heavily dependent on international trade, including trade with the U.S., other Asian countries and European nations, and has been adversely affected by trade tariffs, other protectionist measures and rising commodity prices. Japanese economic growth has generally been dependent on the U.S. and Chinese economies, with trade increasing with China in recent years.
o
Asian Economic Risk. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Economic or political events in any one country can have a significant economic effect on the entire Asian region as well as on major trading partners outside Asia and any adverse event in the Asian markets may have a significant adverse effect on the Japanese economy.

o
U.S. Economic Risk. The U.S. is a significant trading partner of Japan. Decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates or a recession in the U.S. may have an adverse impact on the Japanese economy. Weakness in the U.S. economy or the U.S. dollar could adversely affect Japanese trade with the U.S.

o
European Economic Risk. The Economic and Monetary Union of the European Union ("EU") requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in EU economies may have a significant adverse effect on the economies of EU member countries. The European financial markets recently experienced volatility and adverse trends due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. Continuation of these trends could adversely affect Japanese trade with Europe.

•
National Security Risk. Japan's relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Most recently, the Japanese government has shown concern over the increased nuclear and military activity of North Korea and about maritime territorial claims asserted by China. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy in times of crisis.

•	Structural Risks. Japan may be subject to risks relating to political, economic and labor risks. Any of these risks, individually or in the aggregate, could adversely affect investments in the Fund:
o
Economic Risk.  The growth of Japan's economy has recently lagged that of its Asian neighbors and other major developed economies. Since the year 2000, Japan's economic growth rate has remained relatively low, and it may remain low in the future. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan is also heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the Japanese economy.

o
Political Risk. Historically, Japan has been subject to unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect the Funds' investments. In addition, China has become an important trading partner with Japan. Japan's political relationship with China, however, has become strained. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.

o
Large Government Debt Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy.

o
Currency Risk. The Japanese Yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. The Japanese Yen may not maintain its long-term value in terms of purchasing power in the future.

o
Labor Risk. Japan has an aging workforce. Its labor market is undergoing fundamental structural changes, as traditional lifetime employment clashes with the need for increased labor mobility, which may adversely affect Japan's economic competitiveness.

o
Nuclear Energy Risk.  The nuclear power plant catastrophe in Japan in March 2011 may have long-term effects on the Japanese economy and its nuclear energy industry, the extent of which are currently unknown.

Novartis AG ADRPLUS Fund
Risks of Investing in Switzerland. The Fund is subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the EU, the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the Fund invests.
Novo Nordisk A/S (B Shares) ADRPLUS Fund
Risks of Investing in Denmark. Investments in Danish issuers subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Denmark. The Danish economy, along with certain other EU economies, experienced a significant economic slowdown during the financial crisis. Denmark's economy has also been characterized by slow growth and is facing demographic challenges that could lead to labor supply shortages in the near future.
Vodafone Group Plc ADRPLUS Fund
Telecommunications Services Industry Risk. The telecommunications sector is subject to extensive government regulation.  The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of the telecommunications companies.  Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable.  Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology.  Technological innovations may make the products and services of certain telecommunications companies obsolete.  Telecommunications providers are generally required to obtain franchises or licenses in order to provide services in a given location.  Licensing and franchise rights in the telecommunications sector are limited, which may provide an advantage to certain participants.
Royal Dutch Shell plc (Class A) ADRPLUS Fund and Royal Dutch Shell plc (Class B) ADRPLUS Fund
Risks of Investing in the Netherlands. Because the economy of the Netherlands is export driven, the Netherlands relies heavily on its key trading partners. Reduction in spending by these economies on the Netherlands' products and services or negative changes in any of these economies may cause an adverse impact on the Netherlands' economy and therefore, on the Fund's investments. The Netherlands' geographic location near the center of Europe's transportation network makes the Netherlands vulnerable to environmental events (such as pollution, oil spills, etc.) that may adversely impact the Dutch economy and the business operations of companies located in the Netherlands, causing an adverse impact on the value of the Fund. The Netherlands also faces a significant risk of major flooding, which could adversely affect the country's economy.
Sanofi ADRPLUS Fund and Total S.A. ADRPLUS Fund
Risks of Investing in France. Investment in securities of French companies involve additional risks, including legal, regulatory, political, currency, security, and economic risk specific to France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. Reduction in spending on French products and services, or changes in any of the economies may cause an adverse impact on the French economy. In addition, France may be subject to acts of terrorism. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products. Additionally, the French economy is susceptible to other risks relating to its membership in the EU, such as the recent sovereign debt crisis.
SAP AG ADRPLUS Fund
Risks of Investing in Germany. Investing in German companies involves additional risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.
Software Industry Risk. The Fund is subject to the risks faced by companies in the software industry, including: competitive pressures, such as aggressive pricing (including fixed-rate pricing), technological developments (including product-specific technological change), changing domestic demand, and the ability to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software industry may also be affected by risks that affect the broader information technology industry.
Toyota Motor Corporation ADRPLUS Fund
Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.
EXCLUSION OF ADVISOR FROM COMMODITY POOL OPERATOR DEFINITION
With respect to the Funds, the Advisor has claimed an exclusion from the definition of "commodity pool operator" ("CPO") under the Commodity Exchange Act ("CEA") and the rules of the Commodity Futures Trading Commission ("CFTC") and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Funds, the Advisor is relying upon a related exclusion from the definition of "commodity trading advisor" ("CTA") under the CEA and the rules of the CFTC.
The terms of the CPO exclusion require the Funds, among other things, to adhere to certain limits on their investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts.  These limits do not apply to transactions used for bona fide hedging purposes, as defined by the CFTC. Because the Advisor and the Funds intend to comply with the terms of the CPO exclusion, the Funds may, in the future, need to adjust their investment strategies, consistent with their investment objectives, to limit their investments in these types of instruments. The Funds are not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Advisor's reliance on these exclusions, or the Funds, their investment strategies or its prospectus.
CONTINUOUS OFFERING
The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of the Funds are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Funds' prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

CREATION AND REDEMPTION OF CREATION UNITS
The Funds issue and redeem Shares only in bundles of a specified number of Shares. These bundles are known as "Creation Units." For each Fund, a Creation Unit is comprised of 50,000 Shares. The number of Shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Funds may not issue or redeem Shares in fractional Creation Units.
To purchase or redeem a Creation Unit, you must be an "Authorized Participant" or you must do so through a broker, dealer, bank or other entity that is an Authorized Participant. An "Authorized Participant" is either (1) a "Participating Party" (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) ("Clearing Process") or (2) a participant of DTC ("DTC Participant"), and, in each case, must have executed an agreement with Foreside Fund Services, LLC, the Funds' distributor (the "Distributor") with respect to creations and redemptions of Creation Units ("Participation Agreement"). All other persons or entities transacting in Shares must do so in the Secondary Market.  It is expected that only large institutional investors will purchase and redeem Shares directly from the Funds in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual Shares in the Secondary Market.
Shares are listed on the Exchange and are publicly traded. Retail investors may purchase or sell Shares in the Secondary Market (not from a Fund) through a broker or dealer. For information about acquiring or selling Shares in the Secondary Market, please contact your broker or dealer or financial advisor.
When you buy or sell Shares in the Secondary Market, your broker or dealer may charge you a commission, market premium or discount or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.
The creation and redemption processes set forth herein are summaries, and the summaries only apply to shareholders who purchase or redeem Creation Units (they do not relate to shareholders who purchase or sell Shares in the Secondary Market). Authorized Participants should refer to their Participant Agreements for the precise instructions that must be followed in order to create or redeem Creation Units.
BUYING AND SELLING SHARES IN THE SECONDARY MARKET
Most investors will buy and sell Shares of the Funds in Secondary Market transactions through broker-dealers. Shares of the Funds are listed for trading in the Secondary Market on the Exchange and may also trade on other exchanges or in the over-the-counter market. Shares can be bought and sold throughout the trading day like other publicly-traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots." When buying or selling Shares through a broker, you will likely incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction.
Share prices are reported in U.S. dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer or financial advisor.
The exchange on which the Funds' shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds' primary listing exchange is the [      ].
The Funds' Shares trade under the following trading symbols and Cusip Numbers:
Name	Ticker Symbol	Cusip Number
Anheuser-Busch InBev SA/NV ADRPLUS Fund	[ ]	[ ]
AstraZeneca PLC ADRPLUS Fund	[ ]	[ ]
Banco Santander, S.A. ADRPLUS Fund	[ ]	[ ]
BP P.L.C. ADRPLUS Fund	[ ]	[ ]
British American Tobacco p.l.c. ADRPLUS Fund	[ ]	[ ]

Diageo plc ADRPLUS Fund	[ ]	[ ]
GlaxoSmithKline plc ADRPLUS Fund	[ ]	[ ]
HSBC Holdings Plc ADRPLUS Fund	[ ]	[ ]
Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund	[ ]	[ ]
Novartis AG ADRPLUS Fund	[ ]	[ ]
Novo Nordisk A/S (B Shares) ADRPLUS Fund	[ ]	[ ]
Royal Dutch Shell plc (Class A) ADRPLUS Fund	[ ]	[ ]
Royal Dutch Shell plc (Class B) ADRPLUS Fund	[ ]	[ ]
Sanofi ADRPLUS Fund	[ ]	[ ]
SAP AG ADRPLUS Fund	[ ]	[ ]
Total S.A. ADRPLUS Fund	[ ]	[ ]
Toyota Motor Corporation ADRPLUS Fund	[ ]	[ ]
Vodafone Group Plc ADRPLUS Fund	[ ]	[ ]

Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into a written agreement with the Trust.
Book Entry
Shares of the Funds are held in book-entry form and no stock certificates are issued. The Depository Trust Company ("DTC"), through its nominee, is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.
These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form for any publicly-traded company. Specifically, in the case of a shareholder meeting of a Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC Participant. This gives the DTC Participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the Shares, and, in turn, the DTC Participant is obligated to follow the voting instructions you provide.
MANAGEMENT
The Board of Trustees of the Trust is responsible for the general oversight of the management of the Funds, including general supervision of the Advisor and other service providers, but it is not involved in the day-to-day management of the Trust. The Board of Trustees appoints officers who are responsible for the day-to-day operations of the Funds. A list of the Trustees and Trust Officers, and their present and principal occupations, is provided in the Funds' SAI.
Investment Advisor
The Advisor is a Delaware limited liability company formed in 2010. The Advisor has been registered as an investment adviser with the SEC since 2011 and maintains its principal office at 350 Main St., Suite 9, Bedminster, New Jersey 07921.
The Advisor serves as advisor to each Fund pursuant to an Investment Advisory Agreement ("Advisory Agreement"). Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust, including determining what investments should be purchased and sold, and placing orders for all such purchases and sales, on behalf of the Funds. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate.
As compensation for its services and its assumption of certain expenses, the Funds pay the Advisor a management fee equal to a percentage of the Funds' average daily net assets that accrues daily and is paid monthly, as follows:

Fund Name	Management Fee
Anheuser-Busch InBev SA/NV ADRPLUS Fund	[___]%
AstraZeneca PLC ADRPLUS Fund	[___]%
Banco Santander, S.A. ADRPLUS Fund	[___]%
BP P.L.C. ADRPLUS Fund	[___]%
British American Tobacco p.l.c. ADRPLUS Fund	[___]%
Diageo plc ADRPLUS Fund	[___]%
GlaxoSmithKline plc ADRPLUS Fund	[___]%
HSBC Holdings Plc ADRPLUS Fund	[___]%
Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund	[___]%
Novartis AG ADRPLUS Fund	[___]%
Novo Nordisk A/.S (B Shares) ADRPLUS Fund	[___]%
Royal Dutch Shell plc (Class A) ADRPLUS Fund	[___]%
Royal Dutch Shell plc (Class B) ADRPLUS Fund	[___]%
Sanofi ADRPLUS Fund	[___]%
SAP AG ADRPLUS Fund	[___]%
Total S.A. ADRPLUS Fund	[___]%
Toyota Motor Corporation ADRPLUS Fund	[___]%

The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.
A discussion regarding the basis for the Board of Trustees approving the Advisory Agreement will be available in the Funds' next Report to shareholders.
Other Expenses. Under the Advisory Agreement, the Advisor pays all of the ordinary operating expenses of each Fund, except for (i) the Fund's management fee, (ii) payments under the Fund's Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) costs associated with the Currency Hedge Contract, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses.
The Advisor and its affiliates may deal, trade and invest for their own accounts in the types of securities in which the Funds also may invest. The Advisor does not use inside information in making investment decisions on behalf of the Funds.
Portfolio Management
The individual portfolio managers responsible for the day-to-day management of the portfolio of the Funds operate as a team and are:
[to be provided in subsequent filing]
More Information
For more information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds, see the SAI.
OTHER SERVICE PROVIDERS
Fund Administrator, Custodian, Accounting and Transfer Agent

 The Bank of New York Mellon ("BNYM") serves as administrator, custodian, transfer agent and dividend disbursing agent of the Trust and the Funds. BNYM is located at 225 Liberty Street, New York, New York, 10286.

Pursuant to the Fund Servicing Agreement with the Trust, BNYM provides administrative, regulatory, tax, financial reporting and fund accounting services for the maintenance and operation of the Trust and the Funds. In addition, BNYM makes office space, equipment, personnel and facilities available to provide such services.
Pursuant to the Global Custody Agreement with the Trust, BNYM maintains cash, securities and other assets of the Trust and the Funds in separate accounts, keeps all required books and records and provides other necessary services. BNYM is required, upon the order of the Trust, to deliver securities held by BNYM and to make payments for securities purchased by the Funds.
Pursuant to the Agency Services Agreement with the Trust, BNYM acts as transfer agent for the Funds' authorized and issued Shares of beneficial interest and as dividend disbursing agent of the Trust.
Distributor
The Distributor, a Delaware limited liability company, serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor's principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.
Independent Registered Public Accounting Firm
[                   , serves as the independent registered public accounting firm for the Trust.]
Legal Counsel
Stradley Ronon Stevens & Young, LLP, 1250 Connecticut Avenue, N.W., Suite 500, Washington, DC 20036-2652, serves as legal counsel for the Funds.
Other Service Providers
Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Funds. Foreside Management Services, LLC ("FMS"), an affiliate of the Distributor, provides a Principal Financial Officer to the Funds.
The Distributor, FCS and FMS are not affiliated with the Advisor.
FREQUENT TRADING
The Trust's Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares by Fund shareholders ("market timing"). In determining not to adopt market timing policies and procedures, the Board noted that the Funds are expected to be attractive to active institutional and retail investors interested in buying and selling Fund Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, the Funds' Shares can only be purchased and redeemed directly from the Funds in Creation Units by Authorized Participants, and that the vast majority of trading in the Funds' Shares occurs on the Secondary Market. Because Secondary Market trades do not involve the Funds directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds' trading costs and the realization of capital gains. With respect to trades directly with the Funds, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs (Funds may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund's ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that a Fund's Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. The Funds reserve the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.
The Board of Trustees has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Fund. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to a Fund. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.
SERVICE AND DISTRIBUTION PLAN

The Board of Trustees of the Trust has adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. The Trust's Board of Trustees has resolved not to authorize the payment of Rule 12b-1 fees at this time. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund's assets, and over time they will increase the cost of your investment and they may cost you more than certain other types of sales charges.
The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of a Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.
DETERMINATION OF NET ASSET VALUE (NAV)
The NAV of the Shares for a Fund is equal to the Fund's total assets minus the Fund's total liabilities divided by the total number of Shares outstanding.  Portfolio Securities are generally valued at the last quoted sale price or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last quoted sale price or official closing price on the day of valuation, a security is valued within the range of the most recent quoted bid and ask prices. On each business day, the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the local currency in relation to the U.S. dollar from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Funds' NAV.  Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in the Funds' total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to five decimal places.
The securities and other assets of a Fund are valued pursuant to the pricing policy and procedures approved by the Board. In calculating NAV, a Fund's investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments are valued using fair value pricing as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including "restricted" securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; and (3) securities whose trading has been halted or suspended.
The frequency with which a Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Fund invests pursuant to its investment objective, strategies and limitations.
Valuing a Fund's investments using fair value pricing results in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine a Fund's Indicative Intra-Day Value ("IIV"), which could result in the market prices for Shares deviating from NAV.
The NAV is calculated by the administrator and determined each business day as of the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time).
DIVIDENDS, DISTRIBUTIONS AND TAXES
Investment Income and Capital Gains
The Funds typically earn income from ADR dividends.  The Funds typically pay dividends when the Portfolio Securities pay dividends.  The Funds realize capital gains or losses whenever it sells securities. Net capital gains are distributed to shareholders as "capital gain distributions."  You will be notified regarding the portion of the distribution which represents a return of capital.
Distributions from a Fund are distributed on a pro rata basis to beneficial owners of Shares. Dividend payments are made through DTC Participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Distributions in cash may be reinvested automatically in additional Shares of your Fund(s) only if the broker through which you purchased Shares makes such option available.

Federal Income Taxes
The following discussion of the material United States federal income tax consequences generally applies to the purchase, ownership and disposition of shares by a "U.S. Shareholder" (as defined below) and certain United States federal income, gift and estate tax consequences that may apply to an investment in Shares by a "Non-U.S. Shareholder" (as defined below). The discussion below is based on the United States Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations promulgated under the Code and judicial and administrative interpretations of the Code, all as in effect on the date of this Prospectus; no assurance can be given that future legislation, regulations, court decisions and/or administrative pronouncements will not significantly change applicable law and materially affect the conclusions expressed herein, and any such change, even though made after a Shareholder has invested in a Fund, could be applied retroactively.
The tax treatment of shareholders may vary depending upon their own particular circumstances. Certain shareholders — including banks, thrift institutions and certain other financial institutions, insurance companies, tax-exempt organizations, brokers and dealers in securities or currencies, certain securities traders, persons holding Shares as a position in a "hedging," "straddle," "conversion" or "constructive sale" transaction (as those terms are defined in the authorities mentioned above), qualified pension and profit-sharing plans, individual retirement accounts (IRAs), certain other tax-deferred accounts, U.S. expatriates, persons whose "functional currency" is not the U.S. dollar, persons subject to the federal alternative minimum tax, foreign shareholders  and other shareholders with special circumstances — may be subject to special rules not discussed below. In addition, the following discussion applies only to investors who hold shares as "capital assets" within the meaning of Code Section 1221. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to an investor in light of its particular circumstances. Moreover, the discussion below does not address the effect of any state, local or foreign tax law on an owner of shares. Purchasers of shares are urged to consult their own tax advisors with respect to all federal, state, local and foreign tax law considerations potentially applicable to their investment in shares.
For purposes of this discussion, a "U.S. Shareholder" is a shareholder that is:
•	An individual who is treated as a citizen or resident of the United States for U.S. federal income tax purposes;
•
A business entity treated as a corporation or partnership (or other entity treated as such for those purposes) for U.S. federal income tax purposes that is created or organized in or under the laws of the United States or any political subdivision thereof;

•	An estate, the income of which is includible in gross income for U.S. federal income tax purposes regardless of its source; or
•
A trust, if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust.

A shareholder that is not a U.S. Shareholder as defined above is generally considered a "Non-U.S. Shareholder" for purposes of this discussion.  For United States federal income tax purposes, the treatment of any beneficial owner of an interest in a partnership, including any entity treated as a partnership for United States federal income tax purposes, will generally depend upon the status of the partner and upon the activities of the partnership. Partnerships and partners in partnerships are urged to consult their tax advisors about the United States federal income tax consequences of purchasing, owning and disposing of Shares.
The Funds have not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. There is no assurance that the IRS will agree with the conclusions set forth in this section.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.
Tax Treatment of the Funds
Each Fund intends to qualify as a "grantor trust" for federal income tax purposes. There can be no assurance that the IRS will agree with that treatment, and it is possible that the IRS or another tax authority could assert a position contrary thereto and that a court could sustain that contrary position.  As a "grantor trust" for U.S. federal income tax purposes, the Funds will not pay U.S. federal income tax. Instead, the income and expenses of the Funds "flow through" to the Fund's shareholders, and the Funds will report their income, gains, losses and deductions to the IRS on that basis.

If a Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to the Fund's shareholders generally as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.
The income from Fund assets that is reportable by you is not reduced by amounts used to pay expenses of the Fund. Instead, expenses are separately reported based on a percentage of distributions.
The grantor trust structure is a widely held fixed investment trust ("WHFIT"), and falls under what is commonly referred to as the WHFIT regulations.  A WHFIT must satisfy certain detailed reporting requirements.  Trustees of fixed investment trusts frequently do not know the identities of the beneficial owners of the trust interests and are unable to communicate tax information directly to them because trust interests often are held in street name, i.e., in the name of a middleman. The WHFIT regulations provide rules that specifically require the sharing of tax information among trustees, middlemen, and beneficial owners of fixed investment trusts that meet the definition of a WHFIT.
Taxation of U.S. Shareholders
Shareholders generally will be treated, for U.S. federal income tax purposes, as if they directly own a pro rata share of the underlying assets held in the Fund. Shareholders also will be treated as if they directly received their respective pro rata shares of the Fund's income, if any, regardless of whether they receive any distributions from the Fund. Shareholders will also be treated as if they directly incurred their respective pro rata shares of the Fund's expenses. In the case of a shareholder that purchases Shares for cash, your initial tax basis in your pro rata share of the assets held by the Fund at the time you acquire your Shares will be equal to its cost of acquiring the Shares.  Generally, the cash distributed by the Fund to you is the net of cash income and expenses reported. There may be circumstances under which you are required to recognize income with respect to Fund assets in a year even if you do not receive a corresponding distribution from the Fund (or do not receive a corresponding distribution from the Fund until a later year).
On a sale or other disposition of Shares, a shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the amount realized on the sale of the Shares and (ii) the portion of your tax basis in your pro rata share of the Fund's assets that is attributable to the Shares disposed of, determined by multiplying the tax basis of your pro rata share of all of the assets held by the Fund immediately prior to such sale or other disposition by a fraction the numerator of which is the number of Shares disposed of and the denominator of which is the total number of Shares you held immediately prior to such sale or other disposition.  Subject to the discussion below, that gain or loss will generally be short-term capital gain or loss if you held your Shares for one year or less and long-term capital gain or loss if you held your Shares for more than one year. After any sale of fewer than all of your Shares, your tax basis in your pro rata share of the Fund's assets immediately after the sale generally will equal the tax basis in your pro rata share of the total amount of the assets of the Fund immediately prior to the sale, less the portion of that tax basis that is taken into account in determining the amount of gain or loss recognized by you upon the sale.
When a Fund sells Fund assets, for example to pay expenses, a Shareholder generally will recognize gain or loss in an amount equal to the difference between (1) the Shareholder's pro rata share of the amount realized by the Fund upon the sale and (2) the Shareholder's tax basis for its pro rata share of the Fund's assets that were sold, which gain or loss will generally be long-term or short-term capital gain or loss, depending upon whether the Shareholder is treated as having held its share of the Fund's assets that were sold for more than one year. A Shareholder's tax basis for its share of Fund assets sold by the Fund generally will be determined by multiplying the Shareholder's total basis for its share of all of the assets held by the Fund immediately prior to the sale by a fraction, the numerator of which is the amount of Fund assets sold and the denominator of which is the total amount of assets held in the Fund immediately prior to the sale. After any such sale, a Shareholder's tax basis for its pro rata share of the Fund's remaining assets will be equal to its tax basis for its share of the total amount of the assets held in the Fund immediately prior to the sale, less the portion of such basis allocable to its share of the Fund's assets that were sold.
The Funds are expected to hold the Portfolio Securities plus the Currency Hedge Contract. It is possible that the Funds will hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section.
The Currency Hedge Contract is likely to be classified as a "section 988 transaction" because it is a type of financial instrument in which the amount of the payout is determined by reference to the value of one or more "nonfunctional currencies."  The Funds have not received nor requested any written guidance from the IRS regarding the tax classification of the Currency Hedge Contract as a "section 988 transaction."

Generally, gain or loss attributable to a "section 988 transaction" is ordinary rather than capital and sourced to the country of residence of the taxpayer. There are, however, complex rules that may enable a U.S. Shareholder to elect to treat any such foreign currency gain or loss attributable to the Currency Hedge Contract as capital gain or loss. Note there is very limited guidance with respect to the application of the section 988 rules to a "grantor trust," such as the Funds, and there is no assurance that the IRS would respect an election made by a shareholder (as opposed to an election by a Fund) to treat any foreign currency gain or loss as capital gain or loss. The IRS, however, has historically and continues to take the position that a "grantor trust" such as the Funds for most purposes is treated as inseparable from its owner or owners for U.S. federal income tax purposes. Accordingly, because a shareholder in a Fund is deemed for federal income tax purposes to be a proportionate owner of the Currency Hedge Contract, a shareholder may be entitled to make an election to treat any income or loss from the Currency Hedge Contract as capital gain or loss. There are very specific requirements that must be met to satisfy the capital gain or loss election described above including concurrent identification requirements under applicable Treasury Regulations. Shareholders are strongly urged to consult their tax advisors prior to investing in a Fund to determine whether they can satisfy the election requirements, to take the necessary steps to make timely elections, and to understand the tax consequences of the income or loss attributable to the Currency Hedge Contract. Note that the Funds will not make an election to treat any foreign currency gain or loss as capital gain or loss.
Dividends received by the Funds are generally taxed to individual shareholders at the same federal income tax rates that apply to long-term capital gains (maximum 20%, under current law), provided the dividends are qualifying dividends and certain holding period requirements are satisfied. Dividends that do not meet these requirements are generally taxed at ordinary income rates (maximum 37% under current law). An additional 3.8% Medicare tax (described below) may also apply to dividends, depending on whether the adjusted gross income of the shareholder reaches a prescribed income threshold.  Under current federal income tax law, gains recognized by non-corporate U.S. Shareholders from the Fund's sale of Portfolio Securities held for more than one year are taxed at a maximum rate of 20% applicable to long-term capital gains.
Certain U.S. Shareholders who are individuals are required to pay a 3.8% tax on the lesser of the excess of their modified adjusted gross income over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers) or their "net investment income," which generally includes dividends, interest, and net gains from the disposition of investment property. This tax is in addition to any regular income taxes due on such investment income. A similar tax will apply to certain shareholders that are estates or trusts. U.S. Shareholders are urged to consult their tax advisors regarding the effect, if any, this law may have on an investment in the Shares.
A corporation that owns Shares generally will not be entitled to the dividends receive deduction with respect to any dividends received by a Fund, because the dividends received deduction is generally not available for dividends received from most foreign corporations.
Under the "wash sale" rules, you may not be able to deduct a loss on the Funds' disposition of Portfolio Securities. As a result, you may be required to recognize income greater than the total cash actually received during the year. Such distribution may be made from the cash assets of a Fund or by selling Portfolio Securities.
Shareholders will be required to recognize gain or loss upon a sale of Fund assets (as discussed above), even though some or all of the proceeds of such sale are used to pay Fund expenses.  Generally, for federal income tax purposes, you must take into account your full pro rata share of the Fund's income, even if some of that income is used to pay Fund expenses. You may deduct your pro rata share of each expense paid by the Funds to the same extent as if you directly paid the expense.  You may be required to treat some or all of the expenses of the Funds as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income. Some individuals may also be subject to the phase-out of itemized deductions, depending upon their income.
Any brokerage or other transaction fee incurred by a shareholder in purchasing Shares will be treated as part of the shareholder's tax basis in the underlying assets of a Fund. Similarly, any brokerage fee incurred by a shareholder in selling Shares will reduce the amount realized by the shareholder with respect to the sale.
U.S. tax-exempt shareholders are subject to United States federal income tax only on their unrelated business taxable income ("UBTI"). Unless they incur debt in order to purchase Shares, it is expected that U.S. tax-exempt shareholders should not realize UBTI in respect of income or gains from the Shares.  U.S. tax-exempt shareholders are urged to consult their own independent tax advisors regarding the United States federal income tax consequences of holding shares in light of their particular circumstances.
The Funds will file certain information returns with the IRS, and provide certain tax-related information to shareholders, in connection with the Funds. The Funds will make information available that will enable brokers and custodians through which investors hold Shares to prepare and, if required, to file certain information returns (e.g., Form 1099) with the IRS. To the extent required by applicable regulations, each shareholder will be provided with information regarding its allocable portion of the Funds' annual income, expenses, gains and losses (if any). A U.S. Shareholder may be subject to U.S. backup withholding tax in certain circumstances unless it provides its taxpayer identification number and complies with certain certification procedures. Non-U.S. Shareholders may have to comply with certification procedures to establish that they are not U.S. persons, and some Non-U.S. Shareholders will be required to meet certain information reporting or certification requirements imposed by the Foreign Account Tax Compliance Act ("FATCA"), in order to avoid certain information reporting and backup withholding tax requirements. The amount of any backup withholding will be allowed as a credit against a shareholder's U.S. federal income tax liability and may entitle such a shareholder to a refund, provided that the required information is furnished to the IRS.
As discussed above, the Funds have not received or requested any written guidance from the IRS regarding the tax classification of the Currency Hedge Contract as a "section 988 transaction" or sought guidance regarding the tax implications to a "grantor trust" such as the Funds from engaging in a "section 988 transaction" such as the Currency Hedge Contract. The Funds intend to treat the Currency Hedge Contract as a "section 988 transaction;" however, the IRS or other applicable authorities may take a different view than the position adopted by the Funds. The Funds believe that income attributable to the Currency Hedge Contract which may be characterized as "foreign currency gain or loss" should be sourced outside of the U.S. to the residence of the Non-U.S. Shareholder because the Funds are an "investment trust" treated as a grantor trust and not recognized as a separate entity for U.S. federal income tax purposes. Accordingly, any non-U.S. sourced income (including gain recognized upon the sale or other disposition of Shares) to a Non-U.S. Shareholder should not be subject to U.S. federal income tax unless (1) the Non-U.S. Shareholder is an individual and is present in the United States for 183 days or more during the taxable year of the sale or other disposition, and the gain is treated as being from United States sources; or (2) the gain is effectively connected with the conduct by the Non-U.S. Shareholder of a trade or business in the United States and certain other conditions are met (and, if required by an applicable income tax treaty, is attributable to a U.S. permanent establishment). If clause (1) of the preceding sentence applies, the individual Non-U.S. Shareholder generally will be subject to a flat 30% U.S. federal income tax on any capital gain recognized upon the sale or other disposition of Shares, which may be offset by certain U.S. source losses. If clause (2) applies, the Non-U.S. Shareholder will generally be required to pay U.S. federal income tax on the income or gain derived from the ownership of the Shares in the same manner as a U.S. Shareholder, as described above. In addition, corporate Non-U.S. Shareholders may be subject to a 30% branch profits tax on their "effectively connected" earnings and profits attributable to such income or gain (subject to adjustments). If a Non-U.S. Shareholder is eligible for the benefits of a tax treaty between the United States and its country of residence, the tax treatment of any such income or gain may be modified in the manner specified by the treaty.
Under the U.S. federal tax law, individuals who are neither citizens nor residents (as determined for federal estate and gift tax purposes) of the United States are subject to estate tax on all property that has a U.S. "situs." Shares may well be considered to have a U.S. situs for these purposes. If they are, then Shares would be includible in the U.S. gross estate of a non-resident alien shareholder. Currently, U.S. estate tax is imposed at rates of up to 40% of the fair market value of the taxable estate. The U.S. estate tax rate is subject to change in future years. In addition, the U.S. federal "generation-skipping transfer tax" may apply in certain circumstances. The estate of a non-resident alien shareholder who was resident in a country that has an estate tax treaty with the United States may be entitled to benefit from such treaty. For non-citizens and non-residents of the United States, the U.S. federal gift tax generally applies only to gifts of tangible personal property or real property having a U.S. situs. Tangible personal property (has a U.S. situs if it is physically located in the United States. Although the matter is not settled, Shares should be considered intangible property, and therefore they should not be subject to U.S. gift tax if transferred during the holder's lifetime. Such Shareholders are urged to consult their tax advisors regarding the possible application of U.S. estate, gift and generation-skipping transfer taxes in their particular circumstances.
Prospective purchasers of Shares that are based in or acting out of a jurisdiction other than the United States are advised to consult their tax advisors as to the tax consequences, under the laws of such jurisdiction (or any other jurisdiction not being the United States to which they are subject), of their purchase, holding, sale and redemption of or any other dealing in Shares and, in particular, as to whether any value added tax, other consumption tax or transfer tax is payable in relation to such purchase, holding, sale, redemption or other dealing.
This discussion of "Federal Income Taxes" is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

TRANSACTION FEES
Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fee is $[__]. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit.

The standard creation transaction fee is the same regardless of the number of Creation Units purchased by an investor on the same day. Similarly, the standard redemption transaction fee is the same regardless of the number of Creation Units redeemed on the same day. Authorized Participants who place creation orders through DTC for cash (when cash creations are available or specified) will also be responsible for the brokerage and other transaction costs of the Funds relating to the cash portion of such creation order. In addition, purchasers of Shares in Creation Units are responsible for payment of the costs of transferring securities to the Funds and redeemers of Shares in Creation Units are responsible for the costs of transferring securities from the Funds. Investors who use the services of a broker or other such intermediary may pay fees for such services.
CODE OF ETHICS
The Trust, the Advisor, and the [Distributor] each have adopted a code of ethics under Rule 17j-1 of the Investment Company Act which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Funds. The codes are on file with the SEC and are available to the public.
FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS
The Advisor maintains a website for the Funds at www.precidianfunds.com. The website for the Funds contain the following information, on a per-Share basis, for each Fund: (1) the prior business day's NAV; (2) the market closing price or the reported midpoint of the bid-ask spread at the time of NAV calculation ("Bid-Ask Price"); and (3) a calculation of the premium or discount of the market closing price or the Bid-Ask Price against such NAV. In addition, on each business day, before the commencement of trading in Shares on the Exchange, each Fund will disclose on its website (www.precidianfunds.com) the identities and quantities of the portfolio securities and other assets held by the Fund that will form the basis for the calculation of NAV at the end of the business day.
A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.
OTHER INFORMATION
The Trust was organized as a Delaware statutory trust on August 27, 2010. Its Declaration of Trust currently permits the Trust to issue an unlimited number of Shares of beneficial interest. If shareholders are required to vote on any matters, each Share outstanding would be entitled to one vote. Annual meetings of shareholders will not be held except as required by the Investment Company Act and other applicable law. See the Funds' SAI for more information concerning the Trust's form of organization.
PrecidianSM is a service mark of Precidian Funds LLC.

FINANCIAL HIGHLIGHTS
The Funds are newly organized and therefore have not yet had any operations as of the date of this Prospectus.

Precidian ETFs Trust
FOR MORE INFORMATION
If you would like more information about the Trust, the Funds and the Shares, the following documents are available free upon request:
Annual/Semi-Annual Report
Additional information about the Funds' investments will be available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.
Statement of Additional Information
Additional information about the Funds and their policies is also available in the Funds' SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).
The Funds' annual and semi-annual reports (when available) and the SAI are available free of charge upon request by calling Precidian Funds LLC at 1-855-621-0930. You can also access and download the annual and semi-annual reports (when available) and the SAI at the Funds' website: http://www.precidianfunds.com.
To obtain other information and for shareholder inquiries:
By telephone: 1-855-621-0930
By mail: Precidian ETFs Trust
[c/o Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101]
On the Internet:	SEC Edgar database: www.sec.gov; or The Trust:www.precidianfunds.com
You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC's public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.
No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.
Dealers effecting transactions in the Funds' Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.
The Funds' investment company registration number is 811-22524.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Preliminary Statement of Additional Information Subject to Change
STATEMENT OF ADDITIONAL INFORMATION
 PRECIDIAN ETFs TRUST
This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with and is incorporated by reference into the prospectus dated [     ,] 2018 ("Prospectus") for the Precidian ETFs Trust ("Trust"), relating to the series identified in the table below (each, a "Fund" and together, the "Funds"), as it may be revised from time to time.
A copy of the Prospectus relating to the Funds and, when available, the Funds' Annual Report and Semi-Annual Report may be obtained without charge by writing to the Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, by calling 1-855-621-0930, or by visiting the Trust's website at www.precidianfunds.com.

Fund Name	Ticker Symbol	CUSIP	Exchange
Anheuser-Busch InBev SA/NV ADRPLUS Fund	[____]	[______]	[____]
AstraZeneca PLC ADRPLUS Fund	[____]	[______]	[____]
Banco Santander, S.A. ADRPLUS Fund	[____]	[______]	[____]
BP P.L.C. ADRPLUS Fund	[____]	[______]	[____]
British American Tobacco p.l.c. ADRPLUS Fund	[____]	[______]	[____]
Diageo plc ADRPLUS Fund	[____]	[______]	[____]
GlaxoSmithKline plc ADRPLUS Fund	[____]	[______]	[____]
HSBC Holdings Plc ADRPLUS Fund	[____]	[______]	[____]
Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund	[____]	[______]	[____]
Novartis AG ADRPLUS Fund	[____]	[______]	[____]
Novo Nordisk A/S (B Shares) ADRPLUS Fund	[____]	[______]	[____]
Royal Dutch Shell plc (Class A) ADRPLUS Fund	[____]	[______]	[____]
Royal Dutch Shell plc (Class B) ADRPLUS Fund	[____]	[______]	[____]
Sanofi ADRPLUS Fund	[____]	[______]	[____]
SAP AG ADRPLUS Fund	[____]	[______]	[____]
Total S.A. ADRPLUS Fund	[____]	[______]	[____]
Toyota Motor Corporation ADRPLUS Fund	[____]	[______]	[____]
Vodafone Group Plc ADRPLUS Fund

Capitalized terms used but not defined herein have the same meaning as in the Prospectus, unless otherwise noted.
Dated:
[      ], 2018

1

i

No person has been authorized to give any information or to make any representations other than those contained in this SAI and the Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized by the Trust.
PrecidianSM is a service mark of Precidian Funds LLC (the "Advisor").

ii

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS
The Trust was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of 18 investment portfolios. This SAI addresses the following investment portfolios of the Trust: Anheuser-Busch InBev SA/NV ADRPLUS Fund, AstraZeneca PLC ADRPLUS Fund, Banco Santander, S.A. ADRPLUS Fund, BP P.L.C. ADRPLUS Fund, British American Tobacco p.l.c. ADRPLUS Fund, Diageo plc ADRPLUS Fund, GlaxoSmithKline plc ADRPLUS Fund, HSBC Holdings Plc ADRPLUS Fund, Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund, Novartis AG ADRPLUS Fund, Novo Nordisk A/S (B Shares) ADRPLUS Fund, Royal Dutch Shell plc (Class A) ADRPLUS Fund, Royal Dutch Shell plc (Class B) ADRPLUS Fund, Sanofi ADRPLUS Fund, SAP AG ADRPLUS Fund, Total S.A. ADRPLUS Fund, Toyota Motor Corporation ADRPLUS Fund, and Vodafone Group Plc ADRPLUS Fund.
Other portfolios may be added to the Trust in the future. The shares of the Funds are referred to herein as "Fund Shares" or "Shares."
The Funds are managed by the Advisor. The Advisor has been registered as an investment adviser with the U.S. Securities and Exchange Commission ("SEC") since 2011.
The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"), generally in exchange for a basket of securities or instruments (including any portion of such securities or instruments for which cash may be substituted) ("Deposit Securities"), together with the deposit of a specified cash payment ("Cash Component").  Fund Shares trade on the [_____] (the "Exchange") at market prices that may be below, at, or above NAV. Shares are redeemable only in Creation Units and, generally, in exchange for Deposit Securities and a Cash Component.
The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115%, which the Advisor may change from time to time, of the market value of the missing Deposit Securities. Transaction fees for cash creations or redemptions may be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, conditions and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
EXCHANGE LISTING AND TRADING
Shares of the Funds are listed for trading and trade throughout the day on the Exchange. There can be no assurance that the requirements of the Exchange necessary for the Funds to maintain the listing of their Shares will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of a Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund; or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further trading on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.
The Funds' continued listing on the Exchange or another stock exchange or market system is a condition of the exemptive relief the Funds obtained from the SEC to operate as exchange-traded funds ("ETFs"). A Fund's failure to be so listed would result in the termination of the Fund.
As in the case of other stocks traded on the Exchange, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.
The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds.
INVESTMENT OBJECTIVES AND POLICIES
Investment Objective
The investment objective of each Fund is to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of the American Depositary Receipt ("ADR") of a non-U.S. company (each, a

"Company," and together, the "Companies"), hedged against fluctuations in the exchange rate between the U.S. dollar and the local currency of the foreign security underlying the ADR (the "Local Currency"). There can be no assurance that a Fund's objective will be achieved.
All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. Additional information about the Funds, their policies, and the investment instruments they may hold, is provided below.
The Funds' share prices will fluctuate with market and economic conditions. The Funds should not be relied upon as a complete investment program.
Fundamental Investment Restrictions
The investment restrictions set forth below have been adopted by the Board of Trustees of the Trust ("Board") as fundamental policies that cannot be changed with respect to a Fund without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. The investment objective of the Funds and all other investment policies or practices of the Funds are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. For purposes of the 1940 Act, a "majority of the outstanding voting securities" means the lesser of the vote of: (i) 67% or more of the Shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Shares of a Fund.
For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Funds, except that percentage limitations with respect to the borrowing of money will be subject to continuous compliance.
As a matter of fundamental policy:
A.	Each Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time.
B.
Each Fund may not make loans, except through: (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities as permitted by applicable law.

C.	Each Fund may not underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.
D.
Each Fund may not purchase, hold or deal in real estate, although the Fund may purchase and sell securities or other investments that are secured by real estate or interests therein or that reflect the return of an index of real estate values, securities of real estate investment trusts and other companies that are engaged primarily in real estate-related businesses and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

E.	Each Fund may not purchase or sell commodities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.
F.	Each Fund may not issue senior securities to the extent such issuance would violate applicable law.
G.
Each Fund may not invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. government or any of its agencies or instrumentalities), provided, however, that to the extent the Company is classified as belonging to a particular industry or group of industries, the Fund will invest 25% or more of its total assets in that industry or group of industries.

Each Fund is classified as non-diversified within the meaning of the 1940 Act and therefore may invest a greater percentage of its assets in a particular issuer than a diversified fund.
In complying with investment restriction A. regarding borrowing money, each Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).
2

As of the date of this SAI, the Funds concentrate their investments (i.e., invest 25% or more of their total assets) in the following industries:
Fund	Industry
Anheuser-Busch InBev SA/NV ADRPLUS Fund	Beverages
AstraZeneca PLC ADRPLUS Fund	Pharmaceutical
Banco Santander, S.A. ADRPLUS Fund	Banking
BP p.l.c. ADRPLUS Fund	Oil, Gas, and Consumable Fuels
British American Tobacco p.l.c. ADRPLUS Fund	Tobacco
Diageo plc ADRPLUS Fund	Beverages
GlaxoSmithKline plc ADRPLUS Fund	Pharmaceutical
HSBC Holdings Plc ADRPLUS Fund	Banking
Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund	Banking
Novartis AG ADRPLUS Fund	Pharmaceutical
Novo Nordisk A/S (B Shares) ADRPLUS Fund	Pharmaceutical
Royal Dutch Shell plc (Class A) ADRPLUS Fund	Oil, Gas, and Consumable Fuels
Royal Dutch Shell plc (Class B) ADRPLUS Fund	Oil, Gas, and Consumable Fuels
Sanofi ADRPLUS Fund	Pharmaceutical
SAP AG ADRPLUS Fund	Software
Total S.A. ADRPLUS Fund	Oil, Gas, and Consumable Fuels
Toyota Motor Corporation ADRPLUS Fund	Automotive
Vodafone Group Plc ADRPLUS Fund	Telecommunication Services

Non-Fundamental Investment Policies
The investment objective of each Fund is a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval. Shareholders will be given at least 60 days' advance notice of any change to a Fund's investment objective. The following non-fundamental policies have been adopted pursuant to Rule 35d-1 of the 1940 Act and may be changed for any Fund without shareholder approval. Shareholders will be given 60 days' advance notice of any change to the following policies, as required by Rule 35d-1:
A.	The Anheuser-Busch InBev SA/NV ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of Anheuser-Busch InBev SA/NV.
B.	The AstraZeneca PLC ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of AstraZeneca PLC.
C.	The Banco Santander, S.A. ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of Banco Santander, S.A.
3

D.	The BP P.L.C. ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of BP P.L.C.
E.	The British American Tobacco p.l.c. ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of British American Tobacco p.l.c.
F.	The Diageo plc ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of Diageo plc.
G.	The GlaxoSmithKline plc ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of GlaxoSmithKline plc.
H.	The HSBC Holdings Plc ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of HSBC Holdings Plc.
I.	The Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of Mitsubishi UFJ Financial Group, Inc.
J.	The Novartis AG ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of Novartis AG.
K.	The Novo Nordisk A/S (B Shares) ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of Novo Nordisk A/S (B Shares).
L.	The Royal Dutch Shell plc (Class A) ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of Royal Dutch Shell plc (Class A).
M.	The Royal Dutch Shell plc (Class B) ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of Royal Dutch Shell plc (Class B).
N.	The Sanofi ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of Sanofi.
O.	The SAP AG ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of SAP AG.
P.	The Total S.A. ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of Total S.A.
Q.	The Toyota Motor Corporation ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of Toyota Motor Corporation.
R.	The Vodafone Group Plc ADRPLUS Fund, under normal circumstances, invests at least 80% of its net assets in ADRs of Vodafone Group Plc.
INVESTMENT STRATEGIES AND RISKS
A discussion of the risks associated with an investment in the Funds is contained in the Funds' Prospectus under the headings "Principal Risks of Investing in the Funds" and "Additional Description of the Risks of the Funds." The discussion below supplements, and should be read in conjunction with, such sections of the Funds' Prospectus.
General
Notwithstanding the foregoing Rule 35d-1 policies, each Fund expects to invest, under normal market conditions, at least 95% of its net assets in the ADRs of the respective Company, as follows:
The Anheuser-Busch InBev SA/NV ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Anheuser-Busch InBev SA/NV.
The AstraZeneca PLC ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of AstraZeneca PLC.
4

The Banco Santander, S.A. ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Banco Santander, S.A..
The BP P.L.C. ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of BP P.L.C.
The British American Tobacco p.l.c. ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of British American Tobacco p.l.c.
The Diageo plc ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Diageo plc.
The GlaxoSmithKline plc ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of GlaxoSmithKline plc.
The HSBC Holdings Plc ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of HSBC Holdings Plc.
The Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Mitsubishi UFJ Financial Group, Inc.
The Novartis AG ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Novartis AG.
The Novo Nordisk A/S (B Shares) ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Novo Nordisk A/S (B Shares).
The Royal Dutch Shell plc (Class A) ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Royal Dutch Shell plc (Class A).
The Royal Dutch Shell plc (Class B) ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Royal Dutch Shell plc (Class A).
The Sanofi ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Sanofi.
The SAP AG ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of SAP AG.
The Total S.A. ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Total S.A.
The Toyota Motor Corporation ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Toyota Motor Corporation.
The Vodafone Group Plc ADRPLUS Fund, under normal circumstances, invests at least 95% of its net assets in ADRs of Vodafone Group Plc.
Each Fund invests in the ADRs of the Company (the "Portfolio Securities") and a currency swap (the "Currency Hedge Contract") designed to hedge against fluctuations in the exchange rate between the U.S. dollar and the Local Currency.
The Funds do not seek to replicate the performance of a specified index.  Investment in the Funds should be made with an understanding that the value of a Fund's investments may fluctuate in accordance with changes in the financial condition of the issuer of the Portfolio Securities, the value of ADRs or common stocks generally and other factors.
Each Fund intends to qualify as a "grantor trust" under the Internal Revenue Code ("Code"). If the Funds are at all times operated in accordance with the documents establishing the Funds and certain requirements of federal income tax law are met, and if the Funds in fact qualify and continue to qualify as a grantor trust for federal income tax purposes, the Funds will not be taxed as a corporation, but rather, they will be disregarded for federal income tax purposes.
Depositary Receipts
5

ADRs are receipts, typically issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. ADRs are not necessarily denominated in the same currency as their underlying securities. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets.
The Funds will not invest in any unlisted ADR or any ADR that the Advisor deems illiquid at the time of purchase or for which pricing information is not readily available. The ADRs the Funds invest in are (1) sponsored ADRs, (2) registered with the SEC on Form F-6 and (3) Level 2 or 3 ADRs, all of which are listed on a national securities exchange. ADRs involve risks not experienced when investing directly in the equity securities of an issuer.  Changes in foreign currency exchange rates affect the value of ADRs and, therefore, may affect the value of a Fund's portfolio, although the Fund enters into the Currency Hedge Contract to seek to minimize the impact of fluctuations in the foreign currency exchange rate. In addition, although the ADRs in which the Funds invest will be listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor a particular ADR. As a result, the Funds may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.
The prices of equity securities, including the prices of Fund Shares and ADRs, change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.  These factors include events impacting a single issuer, as well as political, market and economic developments that affect specific market segments and the market as a whole.
Investing in the ADRs of a foreign company involve special risks and considerations not typically associated with investing in U.S. issuers. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
Currency Hedge Contract
Although ADRs are U.S. dollar denominated and traded on U.S. exchanges, ADRs are still subject to currency risk because changes in foreign currency exchange rates affect their value.  The Currency Hedge Contract is designed to minimize the impact of fluctuations in the exchange rate between the U.S. dollar and the Local Currency. The Currency Hedge Contract is with a counterparty as principal.  The Currency Hedge Contract will provide that the notional amount will vary day to day based upon the value of the Portfolio Securities on that day as expressed in the Local Currency. The Currency Hedge Contract has been structured to enable the Funds to meet grantor trust status under the Code.
A currency swap, such as the Currency Hedge Contract, is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them. For example, a currency swap may involve the exchange of payments in a non-U.S. currency for payments in U.S. dollars.
Comprehensive Swaps Regulation.  The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and related regulatory developments have imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The Commodity Futures Trading Commission ("CFTC") is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as "security-based swaps," which includes swaps on single securities or credits, or narrow-based indices of securities or credits.
Uncleared swaps.  In an uncleared swap, such as the Currency Hedge Contract, the swap counterparty is typically a brokerage firm, bank or other financial institution. A Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (ISDA) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.
In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is "in-the-money" with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the "in-the-money" party would have to pay to replace the swap as of the date of its termination.
6

During the term of an uncleared swap, the Funds will be required to pledge to the swap counterparty, from time to time, an amount of variation margin, comprised of cash and/or other assets equal to the total net amount (if any) that would be payable by the Funds to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments.  Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets as variation margin to cover its obligations to the Funds. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover the entire amount due to the Fund and the Fund may sustain a loss.
Currently, the Funds do not typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time. When these rules take effect, with respect to the Funds, if the Funds are deemed to have material swap exposure under applicable swaps restrictions, the Funds may be required to post initial margin in addition to variation margin.
With regard to derivatives that are not traded on an exchange, the Funds will use only high-rated counterparties, and standards of creditworthiness, as measured by credit ratings, will determine eligible counterparties. Differing standards may be employed, depending on the term and size of a transaction, types of counterparty, and potential for impact on the Funds. As a general rule, the Funds will enter into transactions only with counterparties whose obligations are rated (or whose obligations under the contemplated derivatives transaction are supported by a credit support provider whose obligations are rated) in the "BBB+" category or above as rated by Standard & Poor's or Fitch, or the "Baal" category or above as rated by Moody's.
Risks of swaps generally and the Currency Hedge Contract.  The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. While the Currency Hedge Contract is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Funds' exposure to the Local Currency.  Currency hedges are sometimes subject to imperfect matching between the Currency Hedge Contract and the currencies that the contract intends to hedge, and there can be no assurance that the Currency Hedge Contract will be effective.  The return of the Currency Hedge Contract will not perfectly offset the actual fluctuations between the Local Currency and the U.S. dollar.  It is possible that a degree of currency exposure may remain even at the time the Currency Hedge Contract is implemented. The Funds may not be able to structure the Currency Hedge Contract as anticipated or the Currency Hedge Contract may not successfully reduce the currency risk from the Portfolio Securities.
Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to the Funds if they are unable to deliver or receive a specified currency or funds in settlement of obligations, including any derivative transaction obligations. These actions could also have an adverse effect on the Funds' currency transactions or cause the Funds' hedging positions to be rendered useless.
The Currency Hedge Contract is subject to market risk; risk of default by the other party to the transaction, known as "counterparty risk;" and risk of imperfect correlation between profit or loss on the Currency Hedge Contract and the underlying currency exchange rate. To the extent that the Funds have only one or a few counterparties, the Funds will be exposed to greater counterparty risk. Moreover, the Funds may be unable to enter into the Currency Hedge Contract on favorable terms, potentially preventing the Fund from achieving its investment objective.  The Currency Hedge Contract does not involve the delivery of the underlying currencies. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that a Fund is contractually entitled to receive.
The risk of loss to the Funds for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If a Fund is obligated to pay the net amount, the Fund's risk of loss is generally limited to that net amount. In addition, a Fund's risk of loss also includes any margin at risk in the event of default by the counterparty, plus any transaction costs.
Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to the Funds' limitation on investments in illiquid
7

securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Funds may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Currency Hedge Contract.
Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of funds' identities as intended.
It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Funds' ability to benefit from using the Currency Hedge Contract, or could have adverse tax consequences. For more information about potentially changing regulation, see "Developing government regulation of derivatives" below.
Risks of uncleared swaps.  Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Funds are subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty's bankruptcy or insolvency. The Funds risk the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, a Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund's rights as a creditor. If the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. In unusual or extreme market conditions, a counterparty's creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.
Developing government regulation of derivatives.  The regulation of swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.
It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparty with which the Funds engage in the Currency Hedge Contract, may limit or prevent the Funds from using or limit the Funds' use of the Currency Hedge Contract effectively as a part of its investment strategy, and could adversely affect the Funds' ability to achieve its investment objective. The Advisor will continue to monitor developments in the area, particularly to the extent regulatory changes affect the Funds' ability to enter into the Currency Hedge Contract. New requirements, even if not directly applicable to the Funds, may increase the cost of the Funds' investments and cost of doing business.
Illiquid Securities
The Funds may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.
Concentration
Because a Fund only invests in ADRs of the Company and the Currency Hedge Contract, the Fund may be adversely affected by the performance of the Company, subject to increased price volatility and more susceptible to adverse economic, market, political or regulatory occurrences affecting the industry in which the Company is located and the country in which the Company is located.
8

Cyber-Security Risk
A Fund, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting a Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund's ability to calculate NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. While a Fund's service providers have established business continuity plans, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, a Fund cannot control the cyber-security plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. Similar types of cyber-security risks are also present for issuers or securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund's investment in such companies to lose value.
Exclusion of Advisor from Commodity Pool Operator Definition
With respect to the Funds, the Advisor has claimed an exclusion from the definition of "commodity pool operator" ("CPO") under the Commodity Exchange Act ("CEA") and the rules of the CFTC and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Funds, the Advisor is relying upon a related exclusion from the definition of "commodity trading advisor" ("CTA") under the CEA and the rules of the CFTC.
The terms of the CPO exclusion require the Funds, among other things, to adhere to certain limits on their investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts. These limits do not apply to transactions used for bona fide hedging purposes, as defined by the CFTC. Because the Advisor and the Funds intend to comply with the terms of the CPO exclusion, the Funds may, in the future, need to adjust their investment strategies, consistent with their investment objectives, to limit their investments in these types of instruments. The Funds are not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Advisor's reliance on these exclusions, or the Funds, their investment strategies or their prospectus.
Portfolio Turnover
The Funds' portfolio turnover may vary from year to year, as well as within a year. The overall reasonableness of brokerage commissions is evaluated by the Advisor based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. In addition, a Fund's portfolio turnover level may adversely affect the ability of a Fund to achieve its investment objective. "Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. In-kind subscriptions and redemptions are not included in the portfolio turnover calculations. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include future contracts, swap agreements and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year. ETFs, such as the Funds, may incur very low levels of portfolio turnover (or none at all in accordance with the SEC methodology described above) because of the way in which they operate and the way shares are created in Creation Units. However, a low or zero Portfolio Turnover Rate should not be assumed to be indicative of the amount of gains that the Funds may or may not distribute to shareholders, as the instruments excluded from the calculation described above may have generated taxable gains upon their sale or maturity.
The Funds are newly organized and has not had any operations as of the date of this SAI.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust has adopted a Portfolio Holdings Policy ("Policy") designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees and agents of the Funds, including the Advisor. The Policy is designed to ensure that the disclosure of information about the Funds' portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.
9

As an ETF, information about the Funds' portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the SEC applicable to the Funds, regulations of the Funds' Listing Exchange and other applicable SEC regulations, orders and no-action relief.  This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation ("NSCC") and/or third party service providers.
Each Fund will disclose on its website (www.precidianfunds.com) at the start of each Business Day (as defined herein) the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund's calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on the Business Day. Online disclosure of such holdings is publicly available at no charge.
Daily access to the Funds' portfolio holdings is permitted to personnel of the Advisor, the Distributor and the Funds' administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Trust's Chief Compliance Officer ("CCO") may authorize disclosure of portfolio holdings.
The Funds will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Funds' fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.
No person is authorized to disclose the Funds' portfolio holdings or other investment positions except in accordance with the Policy. The Trust's Board reviews the implementation of the Policy on a periodic basis.
MANAGEMENT
Board of Trustees and Officers
The business of the Trust is managed under the direction of the Trust's Board. Subject to the provisions of the Trust's Declaration of Trust, its By-Laws and Delaware law, the Trustees have all powers necessary and convenient to carry out this responsibility. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is currently comprised of three Trustees. One Trustee is an employee of the Advisor. This Trustee is an "Interested Person" (as defined under Section 2(a)(19) of the 1940 Act) of the Trust ("Interested Trustee"). Two of the Trustees and their immediate family members have no affiliation or business connection with the Advisor or the Funds' principal underwriter or any of their affiliated persons and do not own any stock or other securities issued by the Advisor or the Funds' principal underwriter. These Trustees are not Interested Persons of the Trust and are referred to herein as "Independent Trustees."
The name, year of birth and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees during the past five years.

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees:
John V. Sinon, 1964	Trustee	Since May 2011	Director of Finance and Accounting, Pyramid Consulting Group, LLC (2014 to present); President, The Sinon Group LLC (2001 to 2014) (recruiting firm).	18	None

10

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Dennis J. DeCore, 1950	Trustee	Since May 2014	Private Investor (2012 to present); Managing Director, Mitsubishi UFJ Securities - USA (2008 to 2012) (a consolidated subsidiary of the Mitsubishi UJF Financial Group).	18	None
Interested Trustees(3):
Mark S. Criscitello, 1961	Chairman & Trustee Chief Operating Officer Treasurer & Principal Financial Officer	Since August 2010 Since May 2011 From January 2011 to May 2011	Chief Financial Officer, Precidian Funds LLC (2011 to present); Chief Financial Officer, Precidian Investments LLC (2007 to present); Chief Operating Officer and Chief Financial Officer, Clearance and Execution Division, Bear Hunter (1999 to 2007).	18	None
Other Officers:
Daniel J. McCabe, 1963	President and Principal Executive Officer	Since January 2011	Chief Executive Officer, Precidian Funds LLC (2011 to present); Chief Executive Officer, Precidian Investments LLC (2007 to present).	N/A	N/A
J. Stuart Thomas, 1966	Secretary	Since January 2011	Secretary, Precidian Funds LLC (2011 to present); Principal, Precidian Investments LLC (2005 to present).	N/A	N/A
Joshua Hunter, 1981	Treasurer, Chief Financial Officer and Principal Financial Officer	Since September 2015
Principal Financial Officer, Foreside Fund Officer
Services, LLC (July 2015 to present); Vice
President/Assistant Vice President, Treasury Services,
JPMorgan Chase & Co. (July 2008 to July 2015).** (4)
				N/A	N/A

11

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Donna M. Rogers, 1966	Chief Compliance Officer	Since May 2011
Managing Director, Foreside Fund Officer Services, LLC
(December 2010 to present); Senior Vice President, State Street Bank (formerly Investors Bank &
Trust Company) (September
2004 to December 2010)(4)
				N/A	N/A

(1)	The address of each Trustee or officer is c/o Precidian Funds LLC, 350 Main St., Suite 9, Bedminster, New Jersey 07921.
(2)	Trustees and Officers serve until their successors are duly elected and qualified.
(3)	Mark Criscitello is an "interested person" of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.
(4)	Joshua Hunter and Donna Rogers serve as officers to other unaffiliated mutual funds for which the Distributor (or its affiliates) act as Distributor or provider of other services.
Board — Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Funds rests with the Board. The Board has engaged the Advisor to manage the Funds on a day-to day basis. The Board is responsible for overseeing the Advisor and other service providers in the operations of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust's charter. The Board is currently composed of three members, two of whom are Independent Trustees. The Board typically holds regular meetings four times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.
The Board has appointed Mark Criscitello to serve in the role of Chairman. The Chairman's role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established a Nominating Committee, an Audit Committee and a Pricing and Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Funds, and from time to time may establish ad-hoc committees or informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Board and each standing Committee conduct annual assessments of their oversight function and structure. Although an Interested Trustee, Mr. Criscitello, has been appointed to serve as Chairman, the Board determined not to appoint a lead Independent Trustee. The Board has determined that the Board's leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.
Day-to-day risk management with respect to the Funds is the responsibility of the Advisor or other service providers (depending on the nature of the risk), subject to the supervision of the Advisor. The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by the Advisor and other service providers, as applicable, it is not possible to eliminate all of the risks applicable to each Fund. The Trustees have an oversight role in this area, satisfying themselves that risk management processes are in place and operating effectively. Risk oversight forms part of the Board's general oversight of the Funds and is addressed as part of various Board and committee activities. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by the Funds and management's risk functions. The Board has appointed a CCO who oversees the implementation and testing of the Trust's compliance program and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the CCO assesses key compliance risks affecting the Funds, and addresses them in reports to the Board.
Standing Board Committees
12

The Board of Trustees has established three standing committees in connection with its governance of the Fund: the Audit, Nominating, and Pricing and Valuation Committees. The Audit Committee did not meet during the fiscal year ended March 31, 2018. The Nominating Committee did not meet during the fiscal year ended March 31, 2018. The Pricing and Valuation Committee did not meet during the fiscal year ended March 31, 2018. Each Independent Trustee serves on the Audit Committee, the Nominating Committee and the Pricing and Valuation Committee of the Board.
The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust's independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee's responsibilities include, without limitation, to: (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds' financial statements and the independent audits thereof; (iii) approve prior to appointment the engagement of the Trust's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust's independent auditors; and (iv) act as a liaison between the Trust's independent auditors and the full Board. The Board has adopted a written charter for the Audit Committee. All of the Independent Trustees serve on the Trust's Audit Committee. The Board has not designated an audit committee financial expert at this time because it believes that the background and experience of both Audit Committee members presently obviates the need for such designation.
The Nominating Committee has been established to: (i) assist the Board of Trustees in matters involving fund governance and industry practices; (ii) select and nominate candidates for appointment or election to serve as Trustees who are not "interested persons" of the Trust or its Advisor or the Funds' principal underwriter; and (iii) advise the Board of Trustees on ways to improve its effectiveness. All of the Independent Trustees serve on the Nominating Committee. As stated above, each Trustee holds office for an indefinite term until the occurrence of certain events. In filling Board vacancies, the Nominating Committee will consider nominees recommended by shareholders. Nominee recommendations should be submitted to the Trust at its mailing address stated in the Funds' Prospectus and should be directed to the attention of the Precidian ETFs Trust Nominating Committee.
The Pricing and Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of portfolio securities held by the Funds in accordance with the Trust's Pricing and Valuation Guidelines. The Independent Trustees serve on the Pricing and Valuation Committee along with the officers of the Advisor. The Pricing and Valuation Committee meets when needed.
Individual Trustee Qualifications
The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.
The Trust has concluded that each of Messrs. Sinon and DeCore should serve as Trustees of the Trust because of their knowledge of and experience in the accounting and financial services industries.
The Trust has concluded that Mr. Criscitello should serve as Trustee of the Trust because of his knowledge of and experience in the financial services industry and the experience he has gained serving as a principal and executive officer of the Advisor.
Trustees' Ownership of Fund Shares
Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2017.
13

Name of Trustee	Fund Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)
Independent Trustees:
John Sinon	N/A	None	None
Dennis DeCore	N/A	None	None
Interested Trustee:
Mark Criscitello	N/A	None	None

(1) "Family of Investment Companies" consists of all mutual funds and ETFs advised by the Advisor and its affiliate advisors.
Board Compensation
Each Independent Trustee receives an annual retainer of $25,000. The following table sets forth certain information with respect to the compensation of each Trustee for the fiscal year ended March 31, 2018.

Name of Person, Position	Aggregate Compensation From The Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees(1)
Independent Trustees:
John Sinon, Trustee	$[_____]	N/A	N/A	$[_____]
Dennis DeCore, Trustee	$[_____]	N/A	N/A	$[_____]
Interested Trustee:
Mark Criscitello, Chairman and Trustee	None	None	None	None

(1)	"Fund Complex" consists of all mutual funds and ETFs advised by the Advisor and its affiliate advisors.

CODE OF ETHICS
The Trust, the Advisor, and Foreside Financial Group, LLC, on behalf of Foreside Fund Officer Services, LLC ("FFOS"), have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth the fiduciary responsibilities of the personnel of those entities regarding the Funds, establishes procedures for personal investing, and restricts certain transactions. Persons subject to either the Trust's, the Advisor's or FFOS's code of ethics, including investment personnel, may invest in securities for their own investment accounts, including, subject to certain conditions, securities that may be purchased or held by the Funds.
PROXY VOTING POLICIES AND PROCEDURES
The Board believes that the voting of proxies on securities held by the Funds is an important element of the overall investment process. As such, the Board has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Advisor. The Advisor will vote such proxies in accordance with their proxy policies and procedures. The Board will periodically review each Fund's proxy voting record. The Funds' Proxy Voting Policies and Procedures are attached hereto as Appendix A and the Advisor's Proxy Voting Policies, Procedures and Guidelines are attached hereto as Appendix B (the "Advisor's Proxy Policy"), while the proxy voting guidelines of the independent third party voting service referenced in the Advisor's Proxy Policy are attached hereto as Appendix C.
The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period of July 1st through June 30th and file it with the SEC no later than August 31st of each year. The Funds' Form N-PX
14

will be available at no charge upon request by calling 1-855-621-0930. It will also be available on the SEC's website at www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
 The Funds are newly organized and as of the date of this SAI had no operations.
MANAGEMENT SERVICES
The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Management."
Investment Adviser
Precidian Funds LLC, a Delaware limited liability company, serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Trust, pursuant to the Investment Advisory Agreement between the Trust and the Advisor ("Advisory Agreement"). The Advisor was organized in 2010 and is located at 350 Main Street, Suite 9, Bedminster, New Jersey 07921. Under the Advisory Agreement, the Advisor, subject to the supervision of the Board, provides an investment program for the Funds and is responsible for the retention of sub-advisors to manage the investment of the Funds' assets in conformity with the stated investment policies of the Funds if the Advisor does not provide these services directly. The Advisor or a sub-advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each of the Funds. The Advisor also arranges for the provision of distribution, transfer agency, custody, administration and all other services necessary for the Funds to operate.
In addition to providing advisory services, under the Advisory Agreement, the Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds; (iii) arranges for (a) the preparation of all required tax returns; (b) the preparation and submission of reports to existing shareholders; (c) the periodic updating of prospectuses and statements of additional information; and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the Funds' records; and (v) provides office space and all necessary office equipment and services.
Other Expenses. Under the Advisory Agreement, the Advisor has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) interest and tax expenses; (iii) dividend or distribution expenses; (iv) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (v) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act; (vi) non-routine or extraordinary expenses; and (vii) the advisory fee payable to the Advisor.
Term. The Advisory Agreement will remain in effect for an initial two-year term from commencement of operations and will continue in effect with respect to each Fund from year to year thereafter provided such continuance is specifically approved at least annually by: (i) the vote of a majority of the Fund's outstanding voting securities or a majority of the Trustees of the Trust; and (ii) the vote of a majority of the Independent Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval.
The Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act). The Advisory Agreement is also terminable with respect to a Fund at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the respective Fund on 60 days' written notice to the Advisor or by the Advisor on 60 days' written notice to the Trust.
Compensation. Pursuant to the Advisory Agreement the Advisor is entitled to receive a fee, payable monthly, at the annual rate based on a percentage of the Funds' average daily net assets as follows:
Fund Name	Management Fee
Anheuser-Busch InBev SA/NV ADRPLUS Fund	[___]%
AstraZeneca PLC ADRPLUS Fund	[___]%
Banco Santander, S.A. ADRPLUS Fund	[___]%
BP P.L.C. ADRPLUS Fund	[___]%
British American Tobacco p.l.c. ADRPLUS Fund	[___]%

15

Diageo plc ADRPLUS Fund	[___]%
GlaxoSmithKline plc ADRPLUS Fund	[___]%
HSBC Holdings Plc ADRPLUS Fund	[___]%
Mitsubishi UFJ Financial Group, Inc. ADRPLUS Fund	[___]%
Novartis AG ADRPLUS Fund	[___]%
Novo Nordisk A/.S (B Shares) ADRPLUS Fund	[___]%
Royal Dutch Shell plc (Class A) ADRPLUS Fund	[___]%
Royal Dutch Shell plc (Class B) ADRPLUS Fund	[___]%
Sanofi ADRPLUS Fund	[___]%
SAP AG ADRPLUS Fund	[___]%
Total S.A. ADRPLUS Fund	[___]%
Toyota Motor Corporation ADRPLUS Fund	[___]%

From time to time, the Advisor may waive all or a portion of its fees.
Portfolio Managers
The individual members of the team responsible for the day-to-day management of the portfolios of the Funds operate as a team and are:
[to be updated in subsequent filing]
Other Accounts Managed
[to be updated in subsequent filing]
The following table provides additional information about other portfolios or accounts managed by each portfolio manager as of [____], 2018. The table reflects the total number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below. The portfolio managers do not manage accounts on a performance basis.

Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles		Other Accounts
Number of Accounts	Total Assets ($billion)	Number of Accounts	Total Assets ($billion)	Number of Accounts	Total Assets ($billion)

[______]

[______]

Potential Conflicts Of Interest
Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager may manage portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact a Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by
16

the Funds, which can cause potential conflicts in the allocation of investment opportunities between a Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager's bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager's bonus and there is no formula that is applied to weight the factors listed (see "Portfolio Manager Compensation Structure" below). In addition, current trading practices do not allow the Advisor to intentionally favor one portfolio over another as trades are executed as trade orders are received. Program trades created from the portfolio rebalance are executed at market on close.
Portfolio Manager Compensation Structure
Compensation for the portfolio managers is based on the competitive marketplace and consists of a fixed base salary plus a variable annual cash incentive award. In addition, non-cash incentives may be awarded from time to time. The annual incentive award is discretionary and is based on a quantitative and qualitative evaluation of each portfolio manager's investment performance and contribution to his or her respective team plus the financial performance of the investment business unit and the Advisor as a whole. The annual incentive award is not based on performance of a Fund or the amount of assets held in a Fund. Moreover, no material differences exist between the compensation structure for mutual fund accounts and other types of accounts.
Portfolio Manager Ownership of Securities
 The Funds are newly organized and as of the date of this SAI had no operations.
OTHER SERVICE PROVIDERS
Administrator, Custodian and Transfer Agent
The Bank of New York Mellon ("BNYM") serves as administrator, custodian, transfer agent, and dividend disbursing agent of the Trust and the Funds (in such capacities, the "Fund Administrator" or "Administrator," the "Custodian" or the "Transfer Agent," as applicable). BNYM is located at 225 Liberty Street, New York, New York, 10286.
Pursuant to the Fund Servicing Agreement (the "Administration Agreement"), BNYM provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and the Funds. In addition, BNYM makes available the office space, equipment, personnel and facilities required to provide such services.
The Administrator supervises the overall administration of the Trust and the Funds, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds. The Administrator provides persons satisfactory to the Board to serve as officers of the Trust.
The Custodian has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds' portfolio investments; (3) respond to correspondence from Fund shareholders and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds' operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities.
As transfer agent and dividend paying agent for the Funds, the Transfer Agent has agreed to (1) issue and redeem Shares of the Funds; (2) make dividend and other distributions to shareholders of the Funds; (3) respond to correspondence by Fund shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds.
As compensation for the foregoing services, BNYM receives certain out-of-pocket costs, transaction fees and asset-based fees which are paid monthly by the Advisor, pursuant to the Advisory Agreement.
Distributor
Foreside Fund Services, LLC ("Foreside" or the "Distributor"), a Delaware limited liability company, serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor's principal address is Three Canal Plaza, Portland, Maine 04101. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended ("Exchange Act"), and a member of the Financial Industry Regulatory Authority ("FINRA").
17

Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled "Purchase and Redemption of Creation Units." The Distributor also acts as an agent for the Trust. The Distributor will deliver a prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.
The Distributor does not receive compensation from the Funds for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 distribution plan is effective. The Advisor pays the Distributor a fee for certain distribution related services.
The Board has adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year for certain distribution-related activities. The Board has resolved not to authorize the payment of Rule 12b-1 fees at this time. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of a Fund's assets. Over time they will increase the cost of your investment, and they may cost you more than certain other types of sales charges.
Under the Service and Distribution Plan, and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.
The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.
Independent Registered Public Accounting Firm
The Trustees have selected the firm of [                  ], [                  ], to serve as independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, prepare the Funds' federal, state and excise tax returns, and consult with the Funds on matters of accounting and federal and state income taxation.
The independent registered public accounting firm will audit the financial statements of the Funds at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.
Legal Counsel
Stradley Ronon Stevens & Young, LLP, 1250 Connecticut Avenue, N.W., Suite 500, Washington, DC 20036-2652, serves as counsel to the Funds.
Additional Service Providers
Pursuant to a Fund CCO Agreement ("Compliance Agreement") with the Trust, FFOS, an affiliate of the Distributor, provides a CCO for the Trust. Pursuant to a Fund AML Officer Agreement ("AML Agreement") FFOS provides the Trust's Anti-Money Laundering Officer ("AMLO"). Pursuant to a Fund PFO/Treasurer Agreement ("PFO Agreement") with the Trust, FFOS provides a Principal Financial Officer and Treasurer ("PFO") to the Trust. As compensation for the foregoing services, FFOS receives certain out of pocket costs and fixed fees which are accrued daily and paid monthly. Pursuant to the Advisory agreement, the Advisor has agreed to pay to FFOS such costs and fees due to FFOS from the Trust. The Compliance, AML and PFO Agreements with respect to the Trust continue in effect until terminated and are terminable with or without cause and without penalty by the Board of the Trust or by FFOS with respect to the Trust on 60 days' written notice to the other party. Notwithstanding the foregoing, the Compliance Agreement and the AML Agreement provide, respectively, that the Trust's CCO and the Trust's AMLO may be removed by the Board at any time with or without cause and without penalty. Under the Compliance, AML and PFO Agreements, FFOS is not liable to the Trust or the Trust's shareholders for any act or omission, except for bad faith, reckless disregard, negligence, willful misfeasance, fraud or breach of the Compliance, AML and PFO Agreements. In addition, FFOS and certain related parties (such as officers of FFOS or certain officers of the Distributor and persons who control FFOS or the Distributor) are indemnified by the Trust against any and all claims and expenses related to FFOS's actions or omissions, except for any act or omission resulting from FFOS's willful misfeasance, bad faith, fraud or negligence in the performance of its duties or by reason of its reckless disregard or breach of its obligations and duties under the Compliance, AML and PFO Agreements.
18

PORTFOLIO TRANSACTIONS AND BROKERAGE
Subject to the general supervision by the Board, the Advisor is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, which may be affiliates of the Advisor, and the negotiation of brokerage commissions. The Funds may execute brokerage or other agency transactions through registered broker-dealers who receive compensation for their services in conformity with the 1940 Act, the Exchange Act, and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in Nasdaq or over-the-counter securities and securities listed on an exchange) and agency Nasdaq or over-the-counter transactions executed with an electronic communications network or an alternative trading system.
The Funds give primary consideration to obtaining the most favorable prices and efficient executions of transactions in implementing trading policy. Consistent with this policy, when securities transactions are traded on an exchange, the Funds' policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Advisor believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.
The Advisor does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Advisor does not consider sales of Shares by broker-dealers as a factor in the selection of broker-dealers to execute portfolio transactions.
ADDITIONAL INFORMATION CONCERNING SHARES
Organization and Description of Shares of Beneficial Interest
The Trust is a Delaware statutory trust and registered investment company. The Trust was organized on August 27, 2010, and has authorized capital of an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.
Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Trust's shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of Shares outstanding may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.
All Shares are freely transferable; provided, however, that Shares may not be redeemed individually, but only in Creation Units. The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights, except that, if the Trust creates additional funds, only Shares of that fund may be entitled to vote on a matter affecting that particular fund. Trust shareholders are entitled to require the Trust to redeem Creation Units if such shareholders are Authorized Participants. The Declaration of Trust confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the net assets of a Fund.
The Trust's Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification by the Trust for all loss and expense of the Funds' shareholders held personally liable for the obligations of the Trust. The risk of a Trust's shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust's obligations and this risk should be considered remote. If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.
19

BOOK ENTRY ONLY SYSTEM
DTC acts as securities depository for the Shares. The Shares of the Funds are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except as provided below, certificates are not issued for Shares.
DTC has advised the Trust as follows: DTC, the world's largest securities depository, is a limited-purpose trust company organized under the New York Banking Law, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity issues, corporate and municipal debt issues and money market instruments (from over 100 countries). DTC was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic computerized book-entry transfers and pledges in accounts of DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations. DTC is a wholly-owned subsidiary of The Depository Trust & Clearing Corporation ("DTCC"). DTCC is the holding company for DTC, the NSCC and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. More specifically, DTCC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc., the NYSE Alternext US (formerly known as the American Stock Exchange LLC) ("Alternext") and FINRA.
Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants"). DTC agrees with and represents to DTC Participants that it administers its book-entry system in accordance with its rules and bylaws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners receive from or through DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.
Beneficial Owners of Shares are not entitled to have Shares registered in their names, do not receive or are entitled to receive physical delivery of certificates in definitive form and are not considered the registered holders of the Shares. Accordingly, each Beneficial Owner must rely on the procedures of DTC, DTC Participants and any Indirect Participants through which such Beneficial Owner holds its interests in order to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners are effected as follows. DTC makes available to the Trust upon request and for a fee to be charged to the Trust a listing of Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements. Beneficial Owners may wish to take certain steps to augment the transmission to them of notices of significant events with respect to Shares by providing their names and addresses to the DTC registrar and request that copies of notices be provided directly to them.
Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with
20

payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Alternext.
DTC rules applicable to DTC Participants are on file with the SEC. More information about DTC can be found at www.dtcc.com and www.dtc.org.
PURCHASE AND REDEMPTION OF CREATION UNITS
Creation
The Trust issues and sells Shares of the Funds only in Creation Units on a continuous basis on any Business Day (as defined below) through the Distributor at the Shares' NAV next determined after receipt of an order in proper form. The Distributor processes purchase orders only on a day that the Exchange is open for trading (a "Business Day"). The Exchange is open for trading Monday through Friday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Deposit of Securities and Deposit or Delivery of Cash
The consideration for purchase of Creation Units of a Fund generally consists of the Deposit Securities for each Creation Unit constituting a substantial replication of the securities and instruments included in a Fund's portfolio (including any portion of such securities or instruments for which cash may be substituted) ("Fund Securities") and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum investment amount for a Creation Unit of the Funds.
The Cash Component serves to compensate the Trust or the Authorized Participant, as applicable, for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit) and the "Deposit Amount," an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant shall deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant shall receive the Cash Component.
The Custodian through NSCC (see the section of this SAI entitled "Purchase and Redemption of Creation Units—Creation—Procedures for Creation of Creation Units"), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m. New York time), the list of the name and the required number of shares of the Deposit Securities to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds. This Fund Deposit is applicable, subject to any adjustments as described below, to orders to effect creations of Creation Units of the Funds until such time as the next-announced composition of the Deposit Securities is made available.
The number of shares of the Deposit Securities required for the Fund Deposit for a Fund changes as corporate action events are reflected within the Fund from time to time by the Advisor, with a view to the investment objective of the Fund. In addition, the Trust reserves the right to permit the substitution of an amount of cash (i.e., a "cash in lieu" amount to be added to the Cash Component to replace Deposit Securities that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason.
21

In addition to the list of names and number of securities constituting the current Deposit Securities of the Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.
Purchases of Creation Units principally or in part for cash, if permitted, shall be effected in essentially the same manner as in-kind purchases of Creation Units of the Funds. In the case of a cash purchase, the Authorized Participant must pay the Fund Deposit entirely or in part in cash. The Authorized Participant placing a cash creation order shall be responsible for the Fund's brokerage and other transaction costs associated with using the cash to purchase the Deposit Securities of the Fund, in addition to the creation transaction fee for such Fund.
Procedures for Creation of Creation Units
All orders to create Creation Units must be placed with the Distributor either: (1) through Continuous Net Settlement System of the NSCC ("Clearing Process"), a clearing agency that is registered with the SEC, by a "Participating Party," (i.e., a broker-dealer or other participant in the Clearing Process); or (2) outside the Clearing Process by a DTC Participant (see the section of this SAI entitled "Additional Information Concerning Shares — Book Entry Only System"). In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (a "Participant Agreement"); such parties are collectively referred to as "APs" or "Authorized Participants." Investors should contact the Distributor for the names of Authorized Participants. All Fund Shares, whether created through or outside the Clearing Process, are entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
The Distributor processes orders to purchase Creation Units received by U.S. mail, telephone, facsimile and other electronic means of communication by the closing time of the regular trading session on the Exchange ("Closing Time") (normally 4:00 p.m. New York time), as long as they are in proper form. Mail is received periodically throughout the day. An order sent by U.S. mail is opened and time stamped when it is received. If an order to purchase Creation Units is received in proper form by Closing Time, then it will be processed that day. Purchase orders received in proper form after Closing Time will be processed on the following Business Day and will be priced at the NAV determined on that day. Custom orders must be received by the Distributor no later than 3:00 p.m. New York time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits the substitution of an amount of cash to be added to the Cash Component to replace Deposit Securities which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below in the sections of this SAI entitled "Purchase and Redemption of Creation Units—Placement of Creation Orders Using Clearing Process" and "Purchase and Redemption of Creation Units—Placement of Creation Orders Outside Clearing Process."
All orders to create Creation Units from investors who are not Authorized Participants shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of the Funds have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.
Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Units that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Fund Deposit. For more information about Clearing Process and DTC, see the sections of this SAI entitled "Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Using the Clearing Process" and "Purchase and Redemption of Creation Units—Creation—Placement of Creation Orders Outside the Clearing Process."
Placement of Creation Orders Through the Clearing Process
22

The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed.
Placement of Creation Orders Outside Clearing Process
Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Funds by no later than 11:00 a.m. New York time on the next Business Day following the Transmittal Date ("DTC Cut-Off-Time").
All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m. New York time on the next Business Day following the Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (1) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then-current Deposit Securities and Cash Component. The delivery of Creation Units so created will generally occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.
Additional transaction costs may be borne by Authorized Participants with respect to transactions effected through a DTC participant outside the Clearing Process and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See the section of this SAI entitled "Purchase and Sale of Creation Units—Creation—Creation Transaction Fee."
Creation Units may be created in advance of receipt by the Trust of all or a portion of the Deposit Securities. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of: (1) the Cash Component plus; (2) 125% of the then-current market value of the undelivered Deposit Securities ("Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time and funds in the appropriate amount are deposited with the Custodian by 11:00 a.m. New York time the following Business Day. If the order is not placed in proper form by Closing Time or funds in the appropriate amount are not received by 11:00 a.m. New York time the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Funds for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending receipt of the undelivered Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked-to-market value of the undelivered Deposit Securities. To the extent that undelivered Deposit Securities are not received by 1:00 p.m. New York time on the second Business Day following the day on which the purchase order is deemed received by the Distributor, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the undelivered Deposit Securities. Authorized Participants will be liable to the Trust and the Funds for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the undelivered Deposit Securities have
23

been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. See the section of this SAI entitled "Purchase and Redemption of Creation Units—Creation—Creation Transaction Fee." The delivery of Creation Units so created will generally occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor.
Acceptance of Orders for Creation Units
The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor if: (1) the order is not in proper form; (2) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (3) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (4) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (5) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (6) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Trust or the rights of beneficial owners; or (7) there exist circumstances outside the control of the Trust, the Custodian, the Distributor and the Advisor that make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Advisor, the Distributor, DTC, NSCC, the Custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order. The Trust, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust's determination shall be final and binding.
Creation Transaction Fee
Authorized Participants will be required to pay a fixed transaction fee ("Creation Transaction Fee") of $[_____] for each creation order which represents the maximum transaction fee. Authorized Participants placing a creation order in whole or in part in cash will also be responsible for the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.
Redemption
The process to redeem Creation Units is essentially the reverse of the process by which Creation Units are created, as described above. To redeem Shares directly from a Fund, an investor must be an Authorized Participant or must redeem through an Authorized Participant. The Trust redeems Creation Units on a continuous basis on any Business Day through the Distributor at the Shares' NAV next determined after receipt of an order in proper form. The Funds will not redeem Shares in amounts less than Creation Units. Authorized Participants must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit.
With respect to the Funds, the Custodian, through NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m. New York time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day.
Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities (including any portion of such securities for which cash may be substituted) — as announced on the Business Day the request for redemption is received in proper form — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a redemption request in proper form, and the value of the Fund Securities ("Cash Redemption Amount"), less a redemption transaction fee (see the section of this SAI entitled "Purchase and Redemption of Creation Units—Redemption—Redemption Transaction Fee").
The right of redemption may be suspended or the date of payment postponed: (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the
24

Funds' portfolio securities or determination of the Funds' NAV is not reasonably practicable; or (4) in such other circumstances as is permitted by the SEC.
Placement of Redemption Orders Through the Clearing Process
Orders to redeem Creation Units through the Clearing Process must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements with an Authorized Participant for an order to redeem. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if: (1) such order is received by the Distributor not later than Closing Time on such Transmittal Date; and (2) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Distributor after Closing Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will generally be transferred by the second NSCC business day following the date on which such request for redemption is deemed received.
Placement of Redemption Orders Outside Clearing Process
Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (1) such order is received by the Distributor not later than Closing Time on such Transmittal Date; (2) such order is accompanied or followed by the requisite number of Fund Shares, which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off-Time, and the Cash Redemption Amount, if owed to the Fund, which delivery must be made by 2:00 p.m. New York time; and (3) all other procedures set forth in the Participant Agreement are properly followed. After the Distributor receives an order for redemption outside the Clearing Process, the Distributor will initiate procedures to transfer the requisite Fund Securities which are generally expected to be delivered and the Cash Redemption Amount, if any, by the second Business Day following the Transmittal Date.
The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered or received upon redemption (by the Authorized Participant or the Trust, as applicable) will be made by the Custodian according to the procedures set forth the section of this SAI entitled "Determination of Net Asset Value" computed on the Business Day on which a redemption order is deemed received by the Distributor. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of a Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered or received (by the Authorized Participant or the Trust, as applicable) will be determined by the Custodian on such Transmittal Date. If, however, either: (1) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above; or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered or received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. New York time the following Business Day pursuant to a properly submitted redemption order.
If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem Fund Shares in cash, and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Trust may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a transaction fee which will include an additional charge for cash redemptions to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Redemption Amount, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not the Funds otherwise permit cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security
25

included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.
Redemption Transaction Fee
Authorized Participants will be required to pay a fixed transaction fee ("Redemption Transaction Fee") of $[     ] for each redemption order, which represents the maximum transaction fee.
Authorized Participants will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order.
Cash Creations and Redemptions
The Trust reserves the right to offer a "cash" option for creations or redemptions of all Fund Shares. A cash creation would involve the delivery of cash in lieu of some or all Deposit Securities for such creation order. In each instance of such cash creations, Authorized Participants placing creation orders will be responsible for Trust brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities. Authorized Participants will also be charged the Creation Transaction Fee or Redemption Transaction Fee. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.
CONTINUOUS OFFERING
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act of 1933, as amended (the " Securities Act"), must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an over-allotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
DETERMINATION OF NET ASSET VALUE
The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Determination of Net Asset Value (NAV)."
The NAV per Share for the Funds are computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the
26

Funds are determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., New York time) on each day that such exchange is open.
In computing the Funds' NAV, the Funds' portfolio securities are valued based on market quotations.  When market quotations are not readily available for a portfolio security, the Funds must use such security's fair value as determined in good faith in accordance with the Funds' Pricing and Valuation Guidelines which are approved by the Board of Trustees.
Portfolio Securities are generally valued at the last quoted sale price or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last quoted sale price or official closing price on the day of valuation, a security is valued within the range of the most recent quoted bid and ask prices. On each business day, the Currency Hedge Contract will be settled based on the notional value of the Currency Hedge Contract as of the close of business on the prior business day and the change in the value of the local currency in relation to the U.S. dollar from the prior business day to the current business day. The Exchange Rate will be established by an independent pricing service. This settlement amount, expressed in U.S. dollars, will be used to calculate the Funds' NAV.
If a portfolio security's market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust's valuation policies and procedures approved by the Board of Trustees.  The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund's portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Accordingly, a Fund's NAV may reflect certain portfolio securities' fair values rather than their market prices.
Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security.
INDICATIVE INTRA-DAY VALUE
The approximate value of the Funds' investments on a per-Share basis, the Indicative Intra-Day Value or IIV, is disseminated by the Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a "real-time" update of NAV because the IIV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.
The IIV should not be viewed as a "real-time" update of NAV because the IIV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which (i) is computed daily, (ii) unlike the calculation of the IIV, takes into account Funds' expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IIV. Therefore, the IIV may not reflect the best possible valuation of a Fund's current portfolio.  The Exchange calculates the IIV during hours of trading on the Exchange by dividing the "Estimated Fund Value" as of the time of the calculation by the total number of outstanding Shares. "Estimated Fund Value" is the sum of the estimated amount of cash held in a Fund's portfolio, the estimated amount of accrued interest owing to the Fund and the estimated value of the securities held in the Fund's portfolio, minus the estimated amount of liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Funds' website. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies.
Although the Funds provide the independent third party calculator with information to calculate the IIV, the Funds are not involved in the actual calculation of the IIV and is not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.
DIVIDENDS AND DISTRIBUTIONS
Investment Income and Capital Gains
The Funds typically earn income from ADR dividends. The Funds typically pay dividends when the Portfolio Securities pay dividends.  The Funds realize capital gains or losses whenever it sells securities. Net capital gains are distributed to shareholders as "capital gain distributions."
27

You will be notified regarding the portion of the distribution which represents a return of capital.
Distributions from a Fund are distributed on a pro rata basis to beneficial owners of Shares. Dividend payments are made through DTC Participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Distributions in cash may be reinvested automatically in additional Shares of your Fund(s) only if the broker through which you purchased Shares makes such option available.
Federal Income Taxes
The following discussion of the material United States federal income tax consequences generally applies to the purchase, ownership and disposition of shares by a "U.S. Shareholder" (as defined below) and certain United States federal income, gift and estate tax consequences that may apply to an investment in Shares by a "Non-U.S. Shareholder" (as defined below). The discussion below is based on the United States Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations promulgated under the Code and judicial and administrative interpretations of the Code, all as in effect on the date of this Prospectus; no assurance can be given that future legislation, regulations, court decisions and/or administrative pronouncements will not significantly change applicable law and materially affect the conclusions expressed herein, and any such change, even though made after a Shareholder has invested in a Fund, could be applied retroactively.
The tax treatment of shareholders may vary depending upon their own particular circumstances. Certain shareholders — including banks, thrift institutions and certain other financial institutions, insurance companies, tax-exempt organizations, brokers and dealers in securities or currencies, certain securities traders, persons holding Shares as a position in a "hedging," "straddle," "conversion" or "constructive sale" transaction (as those terms are defined in the authorities mentioned above), qualified pension and profit-sharing plans, individual retirement accounts (IRAs), certain other tax-deferred accounts, U.S. expatriates, persons whose "functional currency" is not the U.S. dollar, persons subject to the federal alternative minimum tax, foreign shareholders  and other shareholders with special circumstances — may be subject to special rules not discussed below. In addition, the following discussion applies only to investors who hold shares as "capital assets" within the meaning of Code Section 1221. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to an investor in light of its particular circumstances. Moreover, the discussion below does not address the effect of any state, local or foreign tax law on an owner of shares. Purchasers of shares are urged to consult their own tax advisors with respect to all federal, state, local and foreign tax law considerations potentially applicable to their investment in shares.
For purposes of this discussion, a "U.S. Shareholder" is a shareholder that is:
•	An individual who is treated as a citizen or resident of the United States for U.S. federal income tax purposes;
•
A business entity treated as a corporation or partnership (or other entity treated as such for those purposes) for U.S. federal income tax purposes that is created or organized in or under the laws of the United States or any political subdivision thereof;

•	An estate, the income of which is includible in gross income for U.S. federal income tax purposes regardless of its source; or
•
A trust, if a court within the United States is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all substantial decisions of the trust.

A shareholder that is not a U.S. Shareholder as defined above is generally considered a "Non-U.S. Shareholder" for purposes of this discussion.  For United States federal income tax purposes, the treatment of any beneficial owner of an interest in a partnership, including any entity treated as a partnership for United States federal income tax purposes, will generally depend upon the status of the partner and upon the activities of the partnership. Partnerships and partners in partnerships are urged to consult their tax advisors about the United States federal income tax consequences of purchasing, owning and disposing of Shares.
28

The Funds have not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. There is no assurance that the IRS will not disagree with the conclusions set forth in this section.  The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.
Tax Treatment of the Funds
Each Fund intends to qualify as a "grantor trust" for federal income tax purposes. There can be no assurance that the IRS will agree with that treatment, and it is possible that the IRS or another tax authority could assert a position contrary thereto and that a court could sustain that contrary position.  As a "grantor trust" for U.S. federal income tax purposes, the Funds will not pay U.S. federal income tax. Instead, the income and expenses of the Funds "flow through" to the Funds' shareholders, and the Funds will report their income, gains, losses and deductions to the IRS on that basis.
If a Fund fails to qualify as a grantor trust for any year (subject to any available curative measures), the Fund will be subject to regular corporate level income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, distributions will be taxable to the Funds' shareholders generally as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits.
The income from Fund assets that is reportable by you is not reduced by amounts used to pay expenses of the Fund. Instead, expenses are separately reported based on a percentage of distributions.
The grantor trust structure is a widely held fixed investment trust ("WHFIT"), and falls under what is commonly referred to as the WHFIT regulations.  A WHFIT must satisfy certain detailed reporting requirements.  Trustees of fixed investment trusts frequently do not know the identities of the beneficial owners of the trust interests and are unable to communicate tax information directly to them because trust interests often are held in street name, i.e., in the name of a middleman. The WHFIT regulations provide rules that specifically require the sharing of tax information among trustees, middlemen, and beneficial owners of fixed investment trusts that meet the definition of a WHFIT.
Taxation of U.S. Shareholders
Shareholders generally will be treated, for U.S. federal income tax purposes, as if they directly own a pro rata share of the underlying assets held in the Fund. Shareholders also will be treated as if they directly received their respective pro rata shares of the Fund's income, if any, regardless of whether they receive any distributions from the Fund. Shareholders will also be treated as if they directly incurred their respective pro rata shares of the Fund's expenses. In the case of a shareholder that purchases Shares for cash, your initial tax basis in your pro rata share of the assets held by the Fund at the time you acquire your Shares will be equal to its cost of acquiring the Shares.  Generally, the cash distributed by a Fund to you is the net of cash income and expenses reported. There may be circumstances under which you are required to recognize income with respect to Fund assets in a year even if you do not receive a corresponding distribution from the Fund (or do not receive a corresponding distribution from the Fund until a later year).
On a sale or other disposition of Shares, a shareholder generally will recognize gain or loss in an amount equal to the difference between (i) the amount realized on the sale of the Shares and (ii) the portion of your tax basis in your pro rata share of the Fund's assets that is attributable to the Shares disposed of, determined by multiplying the tax basis of your pro rata share of all of the assets held by the Fund immediately prior to such sale or other disposition by a fraction the numerator of which is the number of Shares disposed of and the denominator of which is the total number of Shares you held immediately prior to such sale or other disposition.  Subject to the discussion below, that gain or loss will generally be short-term capital gain or loss if you held your Shares for one year or less and long-term capital gain or loss if you held your Shares for more than one year. After any sale of fewer than all of your Shares, your tax basis in your pro rata share of the Fund's assets immediately after the sale generally will equal the tax basis in your pro rata share of the total amount of the assets of the Fund immediately prior to the sale, less the portion of that tax basis that is taken into account in determining the amount of gain or loss recognized by you upon the sale.
When a Fund sells Fund assets, for example to pay expenses, a Shareholder generally will recognize gain or loss in an amount equal to the difference between (1) the Shareholder's pro rata share of the amount realized by the Fund upon the sale and (2) the Shareholder's tax basis for its pro rata share of the Fund's assets that were sold, which gain or loss will generally be long-term or short-term capital gain or loss, depending upon whether the Shareholder is treated as having held its share of the Fund's assets that were sold for more than one year. A Shareholder's tax basis for its share of Fund assets sold by the Fund generally will be determined by multiplying the Shareholder's total basis for its share of all of the assets held by the Fund immediately prior to the sale by a fraction, the numerator of which is the amount of Fund assets sold and the
29

denominator of which is the total amount of assets held in the Fund immediately prior to the sale. After any such sale, a Shareholder's tax basis for its pro rata share of the Fund's remaining assets will be equal to its tax basis for its share of the total amount of the assets held in the Fund immediately prior to the sale, less the portion of such basis allocable to its share of the Fund's assets that were sold.
The Funds are expected to hold the Portfolio Securities plus the Currency Hedge Contract. It is possible that the Funds will hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section.
The Currency Hedge Contract is likely to be classified as a "section 988 transaction" because it is a type of financial instrument in which the amount of the payout is determined by reference to the value of one or more "nonfunctional currencies."  The Funds have not received nor requested any written guidance from the IRS regarding the tax classification of the Currency Hedge Contract as a "section 988 transaction."
Generally, gain or loss attributable to a "section 988 transaction" is ordinary rather than capital and sourced to the country of residence of the taxpayer. There are, however, complex rules that may enable a U.S. Shareholder to elect to treat any such foreign currency gain or loss attributable to the Currency Hedge Contract as capital gain or loss. Note there is very limited guidance with respect to the application of the section 988 rules to a "grantor trust," such as the Funds, and there is no assurance that the IRS would respect an election made by a shareholder (as opposed to an election by a Fund) to treat any foreign currency gain or loss as capital gain or loss. The IRS, however, has historically and continues to take the position that a "grantor trust" such as the Funds for most purposes is treated as inseparable from its owner or owners for U.S. federal income tax purposes. Accordingly, because a shareholder in a Fund is deemed for federal income tax purposes to be a proportionate owner of the Currency Hedge Contract, a shareholder may be entitled to make an election to treat any income or loss from the Currency Hedge Contract as capital gain or loss. There are very specific requirements that must be met to satisfy the capital gain or loss election described above including concurrent identification requirements under applicable Treasury Regulations. Shareholders are strongly urged to consult their tax advisors prior to investing in a Fund to determine whether they can satisfy the election requirements, to take the necessary steps to make timely elections, and to understand the tax consequences of the income or loss attributable to the Currency Hedge Contract. Note that the Funds will not make an election to treat any foreign currency gain or loss as capital gain or loss.
Dividends received by the Funds are generally taxed to individual shareholders at the same federal income tax rates that apply to long-term capital gains (maximum 20%, under current law), provided the dividends are qualifying dividends and certain holding period requirements are satisfied. Dividends that do not meet these requirements are generally taxed at ordinary income rates (maximum 37% under current law). An additional 3.8% Medicare tax (described below) may also apply to dividends, depending on whether the adjusted gross income of the shareholder reaches a prescribed income threshold.  Under current federal income tax law, gains recognized by non-corporate U.S. Shareholders from the Fund's sale of Portfolio Securities held for more than one year are taxed at a maximum rate of 20% applicable to long-term capital gains.
Certain U.S. Shareholders who are individuals are required to pay a 3.8% tax on the lesser of the excess of their modified adjusted gross income over a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers) or their "net investment income," which generally includes dividends, interest, and net gains from the disposition of investment property. This tax is in addition to any regular income taxes due on such investment income. A similar tax will apply to certain shareholders that are estates or trusts. U.S. Shareholders are urged to consult their tax advisors regarding the effect, if any, this law may have on an investment in the Shares.
A corporation that owns Shares generally will not be entitled to the dividends receive deduction with respect to any dividends received by a Fund, because the dividends received deduction is generally not available for dividends received from most foreign corporations.
Under the "wash sale" rules, you may not be able to deduct a loss on the Funds' disposition of Portfolio Securities. As a result, you may be required to recognize income greater than the total cash actually received during the year. Such distribution may be made from the cash assets of a Fund or by selling Portfolio Securities.
Shareholders will be required to recognize gain or loss upon a sale of Fund assets (as discussed above), even though some or all of the proceeds of such sale are used to pay Fund expenses.  Generally, for federal income tax purposes, you must take into account your full pro rata share of the Fund's income, even if some of that income is used to pay Fund expenses. You may deduct your pro rata share of each expense paid by the Funds to the same extent as if you directly paid the expense.  You may be required to treat some or all of the expenses of the Funds as miscellaneous itemized deductions. Individuals may
30

only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income. Some individuals may also be subject to the phase-out of itemized deductions, depending upon their income.
Any brokerage or other transaction fee incurred by a shareholder in purchasing Shares will be treated as part of the shareholder's tax basis in the underlying assets of a Fund. Similarly, any brokerage fee incurred by a shareholder in selling Shares will reduce the amount realized by the shareholder with respect to the sale.
U.S. tax-exempt shareholders are subject to United States federal income tax only on their unrelated business taxable income ("UBTI"). Unless they incur debt in order to purchase Shares, it is expected that U.S. tax-exempt shareholders should not realize UBTI in respect of income or gains from the Shares.  U.S. tax-exempt shareholders are urged to consult their own independent tax advisors regarding the United States federal income tax consequences of holding shares in light of their particular circumstances.
The Funds will file certain information returns with the IRS, and provide certain tax-related information to shareholders, in connection with the Funds. The Funds will make information available that will enable brokers and custodians through which investors hold Shares to prepare and, if required, to file certain information returns (e.g., Form 1099) with the IRS. To the extent required by applicable regulations, each shareholder will be provided with information regarding its allocable portion of the Funds' annual income, expenses, gains and losses (if any). A U.S. Shareholder may be subject to U.S. backup withholding tax in certain circumstances unless it provides its taxpayer identification number and complies with certain certification procedures. Non-U.S. Shareholders may have to comply with certification procedures to establish that they are not U.S. persons, and some Non-U.S. Shareholders will be required to meet certain information reporting or certification requirements imposed by the Foreign Account Tax Compliance Act ("FATCA"), in order to avoid certain information reporting and backup withholding tax requirements. The amount of any backup withholding will be allowed as a credit against a shareholder's U.S. federal income tax liability and may entitle such a shareholder to a refund, provided that the required information is furnished to the IRS.
As discussed above, the Funds have not received or requested any written guidance from the IRS regarding the tax classification of the Currency Hedge Contract as a "section 988 transaction" or sought guidance regarding the tax implications to a "grantor trust" such as the Funds from engaging in a "section 988 transaction" such as the Currency Hedge Contract. The Funds intend to treat the Currency Hedge Contract as a "section 988 transaction;" however, the IRS or other applicable authorities may take a different view than the position adopted by the Funds. The Funds believe that income attributable to the Currency Hedge Contract which may be characterized as "foreign currency gain or loss" should be sourced outside of the U.S. to the residence of the Non-U.S. Shareholder because the Funds are an "investment trust" treated as a grantor trust and not recognized as a separate entity for U.S. federal income tax purposes. Accordingly, any non-U.S. sourced income (including gain recognized upon the sale or other disposition of Shares) to a Non-U.S. Shareholder should not be subject to U.S. federal income tax unless (1) the Non-U.S. Shareholder is an individual and is present in the United States for 183 days or more during the taxable year of the sale or other disposition, and the gain is treated as being from United States sources; or (2) the gain is effectively connected with the conduct by the Non-U.S. Shareholder of a trade or business in the United States and certain other conditions are met (and, if required by an applicable income tax treaty, is attributable to a U.S. permanent establishment). If clause (1) of the preceding sentence applies, the individual Non-U.S. Shareholder generally will be subject to a flat 30% U.S. federal income tax on any capital gain recognized upon the sale or other disposition of Shares, which may be offset by certain U.S. source losses. If clause (2) applies, the Non-U.S. Shareholder will generally be required to pay U.S. federal income tax on the income or gain derived from the ownership of the Shares in the same manner as a U.S. Shareholder, as described above. In addition, corporate Non-U.S. Shareholders may be subject to a 30% branch profits tax on their "effectively connected" earnings and profits attributable to such income or gain (subject to adjustments). If a Non-U.S. Shareholder is eligible for the benefits of a tax treaty between the United States and its country of residence, the tax treatment of any such income or gain may be modified in the manner specified by the treaty.
Under the U.S. federal tax law, individuals who are neither citizens nor residents (as determined for federal estate and gift tax purposes) of the United States are subject to estate tax on all property that has a U.S. "situs." Shares may well be considered to have a U.S. situs for these purposes. If they are, then Shares would be includible in the U.S. gross estate of a non-resident alien shareholder. Currently, U.S. estate tax is imposed at rates of up to 40% of the fair market value of the taxable estate. The U.S. estate tax rate is subject to change in future years. In addition, the U.S. federal "generation-skipping transfer tax" may apply in certain circumstances. The estate of a non-resident alien shareholder who was resident in a country that has an estate tax treaty with the United States may be entitled to benefit from such treaty. For non-citizens and non-residents of the United States, the U.S. federal gift tax generally applies only to gifts of tangible personal property or real property having a U.S. situs. Tangible personal property (has a U.S. situs if it is physically located in the United States. Although the matter is not settled, Shares should be considered intangible property, and therefore they should not be subject
31

to U.S. gift tax if transferred during the holder's lifetime. Such Shareholders are urged to consult their tax advisors regarding the possible application of U.S. estate, gift and generation-skipping transfer taxes in their particular circumstances.
Prospective purchasers of Shares that are based in or acting out of a jurisdiction other than the United States are advised to consult their tax advisors as to the tax consequences, under the laws of such jurisdiction (or any other jurisdiction not being the United States to which they are subject), of their purchase, holding, sale and redemption of or any other dealing in Shares and, in particular, as to whether any value added tax, other consumption tax or transfer tax is payable in relation to such purchase, holding, sale, redemption or other dealing.
This discussion of "Federal Income Taxes" is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

FINANCIAL STATEMENTS
[_____], located at [_____], serves as independent registered public accounting firm to the Trust and will perform the annual audit of the financial statements of the Funds. The Funds are newly organized and as of the date of this SAI had no operations.
OTHER INFORMATION
The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objective. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.
For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in a Fund beyond those limitations.
Shareholder inquiries may be made by writing to the Trust, c/o Precidian Funds LLC, 350 Main St., Suite 9, Bedminster, New Jersey 07921.

32

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bedminster and State of New Jersey on the 31st day of May 2018.

PRECIDIAN ETFS TRUST

By:	/s/ Daniel J. McCabe Daniel J. McCabe President
Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Name	Title	Date

/s/ Mark S. Criscitello Mark S. Criscitello	Trustee	May 31, 2018

* John V. Sinon	Trustee	May 31, 2018

* Dennis J. DeCore	Trustee	May 31, 2018

/s/ Daniel J. McCabe Daniel J. McCabe	President (Principal Executive Officer)	May 31, 2018

/s/ Joshua Hunter Joshua Hunter	Chief Financial Officer and Treasurer (Principal Financial Officer)	May 31, 2018
*By:	/s/ Daniel J. McCabe
Daniel J. McCabe
Attorney in fact

* An original power of attorney authorizing Mark S. Criscitello, Daniel J. McCabe and Stuart Thomas to execute this registration statement and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, is incorporated by reference from the initial Registration Statement filed on June 13, 2011 and from Post-Effective Amendment No. 10 to the Registration Statement filed on July 29, 2014.